                                                      File Nos. 33-71052
                                                                811-8114

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933
                         Post-Effective Amendment No. 12

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 32

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                          Charles F. Cronin, Secretary
          First Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            immediately upon filing pursuant to Paragraph (b) of Rule 485
     -----
       X    on August 1, 2000 pursuant to Paragraph (b) of Rule 485
     -----
            60 days after filing pursuant to Paragraph (a) (1) of Rule 485
     -----
            on (date) pursuant to Paragraph (a) (1) of Rule 485
     -----
            this post-effective amendment designates a new effective
     -----  date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 12 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Allmerica Advantage and ExecAnnuity Plus Prospectuses and Statement of Additional Information of Separate Account VA-K of First Allmerica Financial Life Insurance Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectuses and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 11 on April 28, 2000, and is incorporated by reference herein.


            CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUSES OF
                          ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUSES
-----------------                   -----------------------
1...................................Cover Page

2...................................Special Terms

3...................................Prospectus A: Summary of Fees and Expenses; Summary of the Policy
                                    Features Prospectus B: Summary of Fees and Expenses; Summary of the
                                    Contract Features

4...................................Condensed Financial Information; Performance Information

5...................................Prospectus A: Description of the Companies, the Separate Account and
                                    the Underlying Investment Companies
 ....................................Prospectus B: Description of the Companies, the Variable Accounts and
                                    the Underlying Investment Companies

6...................................Charges and Deductions

7...................................Prospectus A: The Variable Annuity Policies Prospectus B: Description
                                    of the Contract

8...................................Prospectus A: The Variable Annuity Policies Prospectus B: Electing the
                                    Form of Annuity and the Annuity Date; Description of Variable Annuity
                                    Payout Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Prospectus A: Purchase Payments; Computation of Policy Values and
                                    Annuity Payments Prospectus B: Payments; Computation of Values;
                                    Distribution

11..................................Prospectus A: Surrender; Partial Redemption Prospectus B: Surrender;
                                    Withdrawals; Charge for Surrender and Withdrawal; Withdrawal Without
                                    Surrender Charge; Texas Optional Retirement Program



12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information-Table of Contents


FORM N-4 ITEM NO.                   CAPTION IN STATEMENTS OF ADDITIONAL INFORMATION
-----------------                   -----------------------------------------------
15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters

20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

                              SEPARATE ACCOUNT VA-K
                 (EXECANNUITY PLUS '93 AND EXECANNUITY PLUS '91)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 1, 2000 TO PROSPECTUS DATED MAY 1, 2000


                                       ***


Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."


                                       ***


The third paragraph of the first page of the prospectus is being replaced in its entirety with the following:

The Separate Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------                     -----------------------------------------
AIT Core Equity Fund                           Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                          Fidelity VIP Growth Portfolio
AIT Government Bond Fund                       Fidelity VIP High Income Portfolio
AIT Money Market Fund                          Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund           --------------------------------------------
AIT Select Emerging Markets Fund               Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth and Income Fund              ---------------------------------------------
AIT Select International Equity Fund           (SERVICE CLASS 2)
AIT Select Investment Grade Income Fun         -----------------
AIT Select Strategic Growth Fund               Fidelity VIP III Growth Opportunities Portfolio
AIT Select Value Opportunity Fund              FRANKLIN TEMPLETON VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS                   -------------------------------------
----------------------------                   PRODUCTS TRUST (CLASS 2)
AIM V.I. Aggressive Growth Fund                ------------------------
AIM V.I. Value Fund                            Franklin Natural Resources Securities Fund
ALLIANCE VARIABLE PRODUCTS SERIES              Franklin Small Cap Fund
---------------------------------              INVESCO VARIABLE INVESTMENT FUNDS, INC.
 FUND, INC. (CLASS B)                          ---------------------------------------
---------------------                          INVESCO VIF Health Sciences Fund
Alliance Growth and Income Portfolio           JANUS ASPEN SERIES (SERVICE SHARES)
Alliance Premier Growth Portfolio              -----------------------------------
DELAWARE GROUP PREMIUM FUND                    Janus Aspen Growth Portfolio
----------------------------                   Janus Aspen Growth and Income Portfolio
(SERVICE CLASS)                                KEMPER VARIABLE SERIES
---------------                                ----------------------
DGPF Growth Opportunities Series               KVS Dreman Financial Services Portfolio
DELAWARE GROUP PREMIUM FUND                    Kemper Technology Growth Portfolio
---------------------------                    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
DGPF International Equity Series               -------------------------------------------
                                               Pioneer Emerging Markets VCT Portfolio
                                               Pioneer Real Estate Growth VCT Portfolio
                                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                               ----------------------------------------
                                               T. Rowe Price International Stock Portfolio

                                       ***

The fifth line in the Table of Contents is replaced in its entirety by the following:

DESCRIPTION OF THE COMPANY, THE VARIABLE ACCOUNT, AND THE UNDERLYING
 INVESTMENT COMPANIES


                                       ***


Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Fund (Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Separate Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. (INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT") or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT or T. Rowe Price in which a Sub-Account invests.


                                       ***


Under the SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Funds Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES:
------------------------------------

Total expenses of the Underlying Funds are not fixed or specified under the terms of the Policy and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.


                                                                                                                     TOTAL FUND
                                                             MANAGEMENT                      OTHER EXPENSES           EXPENSES
                                                           FEE (AFTER ANY                      (AFTER ANY            (AFTER ANY
                                                             VOLUNTARY                        WAIVERS/REIM-         WAIVERS/REIM-
UNDERLYING FUND                                               WAIVERS)      12b-1 FEES         BURSEMENTS)           BURSEMENTS)
---------------                                               --------      ----------         -----------           -----------
AIT Core Equity Fund .............................             0.43%            --                0.05%              0.48%(1)(2)
AIT Equity Index Fund ............................             0.28%            --                0.07%              0.35%(1)
AIT Government Bond Fund .........................             0.50%            --                0.12%              0.62%(1)
AIT Money Market Fund ............................             0.24%            --                0.05%              0.29%(1)


                                        2


AIT Select Aggressive Growth Fund ................             0.81%*           --                0.06%              0.87%(1)(2)*
AIT Select Capital Appreciation Fund .............             0.90%*           --                0.07%              0.97%(1)*
AIT Select Emerging Markets Fund .................             1.35%            --                0.57%              1.92%(1)(2)
AIT Select Growth Fund ...........................             0.78%            --                0.05%              0.83%(1)(2)
AIT Select Growth and Income Fund ................             0.67%            --                0.07%              0.74%(1)(2)
AIT Select International Equity Fund .............             0.89%            --                0.13%              1.02%(1)(2)
AIT Select Investment Grade Income Fund ..........             0.43%            --                0.07%              0.50%(1)
AIT Select Strategic Growth Fund .................             0.85%            --                0.35%              1.20%(1)(2)
AIT Select Value Opportunity Fund ................             0.90%            --                0.07%              0.97%(1)(2)
AIM V.I. Aggressive Growth Fund ..................             0.00%            --                1.19%              1.19%(3)
AIM V.I. Value Fund ..............................             0.61%            --                0.15%              0.76%
Alliance Growth and Income Portfolio
(Class B) ........................................             0.63%           0.25%              0.09%              0.97%
Alliance Premier Growth Portfolio
(Class B) ........................................             1.00%           0.25%              0.04%              1.29%
DGPF Growth Opportunities Series
(Service Class) ..................................             0.75%           0.15%              0.07%              0.97%(4)
DGPF International Equity Series .................             0.83%            --                0.12%              0.95%(5)
Fidelity VIP Equity-Income Portfolio .............             0.48%            --                0.09%              0.57%(6)
Fidelity VIP Growth Portfolio ....................             0.58%            --                0.08%              0.66%(6)
Fidelity VIP High Income Portfolio ...............             0.58%            --                0.11%              0.69%
Fidelity VIP Overseas Portfolio ..................             0.73%            --                0.18%              0.91%(6)
Fidelity VIP II Asset Manager Portfolio ..........             0.53%            --                0.10%              0.63%(6)
Fidelity VIP III Growth Opportunities
Portfolio (Service Class 2).......................             0.58%           0.25%              0.13%              0.96%(7)
Franklin Natural Resources Securities
Fund (Class 2)....................................             0.62%           0.25%              0.04%              0.91%(8)
Franklin Small Cap Fund (Class 2) ................             0.55%           0.25%              0.27%              1.07%(8)(9)
INVESCO VIF Health Sciences Fund .................             0.75%            --                0.73%              1.48%(10)
Janus Aspen Growth Portfolio (Service Shares) ....             0.65%           0.25%              0.02%              0.92%(11)
Janus Aspen Growth and Income Portfolio
(Service Shares) .................................             0.65%           0.25%              0.40%              1.30%(11)
KVS Dreman Financial Services Portfolio ..........             0.70%            --                0.29%              0.99%(12)
Kemper Technology Growth Portfolio ...............             0.51%            --                0.44%              0.95%(12)(13)
Pioneer Emerging Markets VCT Portfolio
(Class II) .......................................             0.00%           0.25%              1.88%              2.13%(14)(15)
Pioneer Real Estate Growth VCT Portfolio
(Class II) .......................................             0.85%           0.25%              0.30%              1.40%(14)(15)
T. Rowe Price International Stock Portfolio ......             1.05%            --                0.00%              1.05%


* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of AIT were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4) Service Class inception is May 1, 2000. Fees and Expenses shown are based on those for the Standard Class. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2000 through October 31, 2000, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.

(5) The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.

(6) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.62% for the Fidelity VIP II Asset Manager Portfolio.

(7) Service Class 2 expenses are based on the estimated expenses for the first year.

(8) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The fund administration fee of the Franklin Natural Resources Securities Fund is paid indirectly through the management fee. The Franklin Small Cap Fund pays for similar services directly.

(9) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(10) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(11) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(12) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(13) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

(14) Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are estimated and annualized.

(15) Fees and expenses reflect waivers/reimbursements currently applicable to the portfolios. As of May 1, 2000, Pioneer Investment Management, Inc. has agreed voluntarily to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio to 1.75% and 1.25%, respectively, of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. This agreement is voluntary and temporary and may be revised or terminated at any time.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses, which an Owner of ExecAnnuity '93 (A3021-93) would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Policy fee is reflected in the examples by a method designed to show the "average" impact of the Policy fee on an investment in the Separate Account. The total Policy fees collected under the Policies by the Company are divided by the total average net assets attributable to the Policies. The resulting percentage is 0.05%, and the amount of the Policy fee is assumed to be $0.50 in the examples. The Policy fee is only deducted when the Accumulated Value is less than $50,000. Lower costs apply to Policies issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts. Owners of ExecAnnuity '91 (A3018-91 and A3018-94) should review the expenses examples in Appendix B.)

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider:**



WITH SURRENDER CHARGE                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                                ------     -------     -------     --------
AIT Core Equity Fund..............................................    $94        $131        $157         $231
AIT Equity Index Fund.............................................    $93        $127        $150         $217
AIT Government Bond Fund..........................................    $96        $135        $164         $245
AIT Money Market Fund.............................................    $92        $126        $147         $211
AIT Select Aggressive Growth Fund.................................    $98        $142        $177         $271
AIT Select Capital Appreciation Fund..............................    $99        $145        $182         $281
AIT Select Emerging Markets Fund..................................    $108       $171        $227         $370
AIT Select Growth Fund............................................    $98        $141        $175         $267
AIT Select Growth and Income Fund.................................    $97        $138        $170         $257
AIT Select International Equity Fund..............................    $99        $146        $184         $286
AIT Select Investment Grade Income Fund...........................    $94        $132        $158         $233
AIT Select Strategic Growth Fund..................................    $101       $151        $193         $303
AIT Select Value Opportunity Fund.................................    $99        $145        $182         $281
AIM V.I. Aggressive Growth Fund...................................    $101       $151        $192         $302
AIM V.I. Value Fund...............................................    $97        $139        $171         $260
Alliance Growth and Income Portfolio..............................    $99        $145        $182         $281
Alliance Premier Growth Portfolio.................................    $102       $154        $197         $312
DGPF Growth Opportunities Series..................................    $99        $145        $182         $281
DGPF International Equity Series..................................    $99        $144        $181         $279
Fidelity VIP Equity-Income Portfolio..............................    $95        $134        $161         $240
Fidelity VIP Growth Portfolio.....................................    $96        $136        $166         $249
Fidelity VIP High Income Portfolio................................    $96        $137        $167         $252
Fidelity VIP Overseas Portfolio...................................    $98        $143        $179         $275
Fidelity VIP II Asset Manager Portfolio...........................    $96        $135        $164         $246
Fidelity VIP III Growth Opportunities Portfolio...................    $99        $145        $181         $280
Franklin Natural Resources Securities Fund........................    $98        $143        $179         $275
Franklin Small Cap Fund...........................................    $100       $148        $187         $290
INVESCO VIF Health Sciences Fund..................................    $104       $159        $206         $330
Janus Aspen Growth Portfolio......................................    $98        $143        $179         $276
Janus Aspen Growth and Income Portfolio...........................    $102       $154        $198         $313
KVS Dreman Financial Services Portfolio...........................    $99        $145        $183         $283
Kemper Technology Growth Portfolio................................    $99        $144        $181         $279


                                        6



Pioneer Emerging Markets VCT Portfolio............................    $110       $177        $236         $389
Pioneer Real Estate Growth VCT Portfolio..........................    $103       $157        $203         $322
T. Rowe Price International Stock Portfolio.......................    $100       $147        $186         $289


(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize* under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                               ------     -------     -------     --------
AIT Core Equity Fund.............................................    $97        $138        $169         $256
AIT Equity Index Fund............................................    $95        $134        $163         $243
AIT Government Bond Fund.........................................    $98        $142        $177         $271
AIT Money Market Fund............................................    $95        $133        $160         $237
AIT Select Aggressive Growth Fund................................    $100       $149        $189         $295
AIT Select Capital Appreciation Fund.............................    $101       $152        $194         $305
AIT Select Emerging Markets Fund.................................    $110       $178        $238         $392
AIT Select Growth Fund...........................................    $100       $148        $187         $291
AIT Select Growth and Income Fund................................    $99        $145        $183         $283
AIT Select International Equity Fund.............................    $102       $153        $196         $310
AIT Select Investment Grade Income Fund..........................    $97        $139        $170         $258
AIT Select Strategic Growth Fund.................................    $103       $158        $205         $327
AIT Select Value Opportunity Fund................................    $101       $152        $194         $305
AIM V.I. Aggressive Growth Fund..................................    $103       $158        $205         $326
AIM V.I. Value Fund..............................................    $99        $146        $184         $285
Alliance Growth and Income Portfolio.............................    $101       $152        $194         $305
Alliance Premier Growth Portfolio................................    $104       $161        $209         $336
DGPF Growth Opportunities Series.................................    $101       $152        $194         $305
DGPF International Equity Series.................................    $101       $151        $193         $303
Fidelity VIP Equity-Income Portfolio.............................    $97        $141        $174         $266
Fidelity VIP Growth Portfolio....................................    $98        $143        $179         $275
Fidelity VIP High Income Portfolio..............................     $99        $144        $180         $278
Fidelity VIP Overseas Portfolio..................................    $101       $150        $191         $299
Fidelity VIP II Asset Manager Portfolio..........................    $98        $142        $177         $272
Fidelity VIP III Growth Opportunities Portfolio..................    $101       $152        $193         $304
Franklin Natural Resources Securities Fund.......................    $101       $150        $191         $299
Franklin Small Cap Fund..........................................    $102       $155        $199         $315
INVESCO VIF Health Sciences Fund.................................    $106       $166        $218         $353
Janus Aspen Growth Portfolio.....................................    $101       $150        $191         $300
Janus Aspen Growth and Income Portfolio..........................    $104       $161        $210         $336
KVS Dreman Financial Services Portfolio..........................    $101       $152        $195         $307
Kemper Technology Growth Portfolio...............................    $101       $151        $193         $303
Pioneer Emerging Markets VCT Portfolio...........................    $112       $184        $247         $410
Pioneer Real Estate Growth VCT Portfolio.........................    $105       $164        $214         $346
T. Rowe Price International Stock Portfolio......................    $102       $154        $198         $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Rider.**


WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------                                           ------     -------     -------     --------
AIT Core Equity Fund............................................    $20         $62        $107         $231
AIT Equity Index Fund...........................................    $19         $58        $100         $217
AIT Government Bond Fund........................................    $22         $66        $114         $245
AIT Money Market Fund...........................................    $18         $56         $97         $211
AIT Select Aggressive Growth Fund...............................    $24         $74        $127         $271


                                        7


AIT Select Capital Appreciation Fund............................    $25         $77        $132         $281
AIT Select Emerging Markets Fund................................    $34        $105        $178         $370
AIT Select Growth Fund..........................................    $24         $73        $125         $267
AIT Select Growth and Income Fund...............................    $23         $70        $120         $257
AIT Select International Equity Fund............................    $26         $78        $134         $286
AIT Select Investment Grade Income Fund.........................    $20         $63        $108         $233
AIT Select Strategic Growth Fund................................    $27         $84        $143         $303
AIT Select Value Opportunity Fund...............................    $25         $77        $132         $281
AIM V.I. Aggressive Growth Fund.................................    $27         $84        $142         $302
AIM V.I. Value Fun..............................................    $23         $71        $121         $260
Alliance Growth and Income Portfolio............................    $25         $77        $132         $281
Alliance Premier Growth Portfolio...............................    $28         $87        $147         $312
DGPF Growth Opportunities Series................................    $25         $77        $132         $281
DGPF International Equity Series................................    $25         $76        $131         $279
Fidelity VIP Equity-Income Portfolio............................    $21         $65        $111         $240
Fidelity VIP Growth Portfolio...................................    $22         $68        $116         $249
Fidelity VIP High Income Portfolio..............................    $22         $69        $117         $252
Fidelity VIP Overseas Portfolio.................................    $24         $75        $129         $275
Fidelity VIP II Asset Manager Portfolio.........................    $22         $67        $114         $246
Fidelity VIP III Growth Opportunities Portfolio.................    $25         $77        $131         $280
Franklin Natural Resources Securities Fund......................    $24         $75        $129         $275
Franklin Small Cap Fund.........................................    $26         $80        $137         $290
INVESCO VIF Health Sciences Fund................................    $30         $92        $157         $330
Janus Aspen Growth Portfolio....................................    $25         $75        $129         $276
Janus Aspen Growth and Income Portfolio.........................    $28         $87        $148         $313
KVS Dreman Financial Services Portfolio.........................    $25         $78        $133         $283
Kemper Technology Growth Portfolio..............................    $25         $76        $131         $279
Pioneer Emerging Markets VCT Portfolio..........................    $37        $111        $188         $389
Pioneer Real Estate Growth VCT Portfolio........................    $29         $90        $153         $322
T. Rowe Price International Stock Portfolio.....................    $26         $79        $136         $289


(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or if you do NOT surrender or annuitize the Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout (M-GAP) Rider** with a ten-year waiting period:


WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS      5 YEARS     10 YEARS
------------------------                                           ------     -------      -------     --------
AIT Core Equity Fund.............................................    $23        $70         $119         $256
AIT Equity Index Fund............................................    $21        $66         $113         $243
AIT Government Bond Fund.........................................    $24        $74         $127         $271
AIT Money Market Fund............................................    $21        $64         $110         $237
AIT Select Aggressive Growth Fund................................    $27        $81         $139         $295
AIT Select Capital Appreciation Fund.............................    $28        $84         $144         $305
AIT Select Emerging Markets Fund.................................    $37        $112        $190         $392
AIT Select Growth Fund...........................................    $26        $80         $137         $291
AIT Select Growth and Income Fund................................    $25        $78         $133         $283
AIT Select International Equity Fund.............................    $28        $86         $146         $310
AIT Select Investment Grade Income Fund..........................    $23        $70         $120         $258
AIT Select Strategic Growth Fund.................................    $30        $91         $155         $327
AIT Select Value Opportunity Fund................................    $28        $84         $144         $305
AIM V.I. Aggressive Growth Fund..................................    $30        $91         $155         $326
AIM V.I. Value Fund..............................................    $25        $78         $134         $285
Alliance Growth and Income Portfolio.............................    $28        $84         $144         $305
Alliance Premier Growth Portfolio................................    $31        $94         $160         $336
DGPF Growth Opportunities Series.................................    $28        $84         $144         $305
DGPF International Equity Series.................................    $27        $84         $143         $303


                                        8



Fidelity VIP Equity-Income Portfolio.............................    $24        $72         $124         $266
Fidelity VIP Growth Portfolio....................................    $24        $75         $129         $275
Fidelity VIP High Income Portfolio..............................     $25        $76         $130         $278
Fidelity VIP Overseas Portfolio..................................    $27        $83         $141         $299
Fidelity VIP II Asset Manager Portfolio..........................    $24        $74         $127         $272
Fidelity VIP III Growth Opportunities Portfolio..................    $27        $84         $143         $304
Franklin Natural Resources Securities Fund.......................    $27        $83         $141         $299
Franklin Small Cap Fund..........................................    $29        $87         $149         $315
INVESCO VIF Health Sciences Fund.................................    $33        $99         $169         $353
Janus Aspen Growth Portfolio.....................................    $27        $83         $141         $300
Janus Aspen Growth and Income Portfolio..........................    $31        $94         $160         $336
KVS Dreman Financial Services Portfolio..........................    $28        $85         $145         $307
Kemper Technology Growth Portfolio...............................    $27        $84         $143         $303
Pioneer Emerging Markets VCT Portfolio...........................    $39        $118        $200         $410
Pioneer Real Estate Growth VCT Portfolio.........................    $32        $97         $165         $346
T. Rowe Price International Stock Portfolio......................    $28        $87         $148         $313


* The Policy fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Policy.


                                       ***


The first sentence of INVESTMENT OPTIONS under SUMMARY OF THE POLICY FEATURES is replaced in its entirety by the following:

Purchase payments may be allocated among the variable Sub-Accounts available under the Policies (you may request allocations up to seventeen variable Sub-Accounts, in addition to the AIT Money Market Fund, at one time) and a fixed account ("General Account") of the Company (together "investment options").

The fourth sentence of INVESTMENT OPTIONS under SUMMARY OF THE POLICY FEATURES is replaced in its entirety by the following:

For more information about the Separate Account and the Company, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, AND THE UNDERLYING INVESTMENT COMPANIES.


                                       ***


The first and second paragraphs of INVESTMENT IN THE SUB-ACCOUNT under SUMMARY OF THE POLICY FEATURES are replaced in their entirety by the following:

Each Sub-Account available under the Policies invests its assets without sales charge in a corresponding investment series. You may request allocations up to seventeen variable Sub-Accounts (in addition to the AIT Money Market Fund) at one time.

VARIABLE ACCOUNT: Subject to the seventeen fund limit, you have a choice of investing in the following thirty-five Underlying Funds:

ALLMERICA INVESTMENT TRUST                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                                         Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                        Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                     Fidelity VIP High Income Portfolio
AIT Money Market Fund                                        Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund                         Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth Fund                                       Fidelity VIP III Growth Opportunities Portfolio
AIT Select Growth and Income Fund                            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
AIT Select International Equity Fund                         TRUST
AIT Select Investment Grade Income Fund                      Franklin Natural Resources Securities Fund
AIT Select Strategic Growth Fund                             Franklin Small Cap Fund
AIT Select Value Opportunity Fund                            INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM VARIABLE INSURANCE FUNDS                                 INVESCO VIF Health Sciences Fund
AIM V.I. Aggressive Growth Fund                              JANUS ASPEN SERIES
AIM V.I. Value Fund                                          Janus Aspen Growth Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                 Janus Aspen Growth and Income Portfolio
Alliance Growth and Income Portfolio                         KEMPER VARIABLE SERIES
Alliance Premier Growth Portfolio                            KVS Dreman Financial Services Portfolio
DELAWARE GROUP PREMIUM FUND                                  Kemper Technology Growth Portfolio
DGPF Growth Opportunities Series                             PIONEER VARIABLE CONTRACTS TRUST
DGPF International Equity Series                             Pioneer Emerging Markets VCT Portfolio
                                                             Pioneer Real Estate Growth VCT Portfolio
                                                             T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                             T. Rowe Price International Stock Portfolio

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.

There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy. For more information about the investments of the Underlying Funds, see DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES. The accompanying prospectuses of the Underlying Investment Companies describe the investment objectives and risks of each of the Underlying Funds.


                                       ***

                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                          EXECANNUITY PLUS '91 AND '93

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                         SUB-ACCOUNT     FOR YEAR                     SINCE
                                                          INCEPTION       ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE         12/31/99      5 YEARS      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................      9/4/91         19.18%        22.83%        16.00%
AIT Equity Index Fund................................      9/4/91         10.48%        25.46%        17.52%
AIT Government Bond Fund.............................      9/8/91         -8.37%         3.83%         4.45%
AIT Money Market Fund................................      9/9/91         -3.84%         3.05%         3.15%
AIT Select Aggressive Growth Fund....................     9/16/92         28.38%        20.92%        18.16%
AIT Select Capital Appreciation Fund.................     4/30/95         15.41%          N/A         19.01%
AIT Select Emerging Markets Fund.....................        N/A*           N/A*          N/A*          N/A*
AIT Select Growth Fund...............................     9/16/92         19.73%        26.74%        18.13%
AIT Select Growth and Income Fund....................     9/16/92          8.54%        19.36%        14.05%
AIT Select International Equity Fund.................      5/3/94         21.61%        16.17%        13.29%
AIT Select Investment Grade Income Fund..............      9/5/91         -9.53%         4.94%         5.55%
AIT Select Strategic Growth Fund.....................        N/A*           N/A*          N/A*          N/A*
AIT Select Value Opportunity Fund....................      5/2/93        -13.01%        11.14%         9.62%
AIM V.I. Aggressive Growth Fund......................        N/A*           N/A*          N/A*          N/A*
AIM V.I. Value Fund..................................        N/A*           N/A*          N/A*          N/A*
Alliance Growth and Income Portfolio.................        N/A*           N/A*          N/A*          N/A*
Alliance Premier Growth Portfolio....................        N/A*           N/A*          N/A*          N/A*
DGPF Growth Opportunities Series.....................        N/A*           N/A*          N/A*          N/A*
DGPF International Equity Series.....................      5/6/93          5.96%        10.85%        10.46%
Fidelity VIP Equity-Income Portfolio.................      9/5/91         -3.07%        16.13%        14.97%
Fidelity VIP Growth Portfolio........................      9/5/91         27.14%        27.28%        20.66%
Fidelity VIP High Income Portfolio...................     9/24/91         -1.23%         8.44%        10.34%
Fidelity VIP Overseas Portfolio......................      9/5/91         32.44%        15.01%        11.74%
Fidelity VIP II Asset Manager Portfolio..............      5/4/94          1.53%        13.33%        11.31%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*           N/A*          N/A*          N/A*
Franklin Natural Resources Securities Fund...........        N/A*           N/A*          N/A*          N/A*
Franklin Small Cap Fund..............................        N/A*           N/A*          N/A*          N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*           N/A*          N/A*          N/A*
Janus Aspen Growth Portfolio.........................        N/A*           N/A*          N/A*          N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*           N/A*          N/A*          N/A*
KVS Dreman Financial Services Portfolio.............         N/A*           N/A*          N/A*          N/A*
Kemper Technology Growth Portfolio...................        N/A*           N/A*          N/A*          N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*           N/A*          N/A*          N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*           N/A*          N/A*          N/A*
T. Rowe Price International Stock Portfolio..........      5/1/95         23.29%          N/A         13.12%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)


                                                            SUB-ACCOUNT     FOR YEAR                     SINCE
                                                             INCEPTION       ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                       DATE         12/31/99      5 YEARS      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................             9/4/91       27.46%       23.46%           16.25%
AIT Equity Index Fund..............................             9/4/91       18.67%       25.96%           17.67%
AIT Government Bond Fund...........................             9/8/91       -1.22%        4.71%            4.58%
AIT Money Market Fund..............................             9/9/91        3.66%        3.96%            3.29%
AIT Select Aggressive Growth Fund..................            9/16/92       36.65%       21.57%           18.44%
AIT Select Capital Appreciation Fund...............            4/30/95       23.55%         N/A            19.67%
AIT Select Emerging Markets Fund...................               N/A*         N/A*         N/A*             N/A*
AIT Select Growth Fund.............................            9/16/92       27.92%       27.23%           18.36%
AIT Select Growth and Income Fund..................            9/16/92       16.71%       19.96%           14.30%
AIT Select International Equity Fund...............             5/3/94       29.81%       16.86%           13.84%
AIT Select Investment Grade Income Fund............             9/5/91       -2.41%        5.85%            5.73%
AIT Select Strategic Growth Fund...................               N/A*         N/A*         N/A*             N/A*
AIT Select Value Opportunity Fund..................             5/2/93       -6.08%       11.91%           10.01%
AIM V.I. Aggressive Growth Fund....................               N/A*         N/A*         N/A*             N/A*
AIM V.I. Value Fund................................               N/A*         N/A*         N/A*             N/A*
Alliance Growth and Income Portfolio...............               N/A*         N/A*         N/A*             N/A*
Alliance Premier Growth Portfolio..................               N/A*         N/A*         N/A*             N/A*
DGPF Growth Opportunities Series...................               N/A*         N/A*         N/A*             N/A*
DGPF International Equity Series...................             5/6/93       14.08%       11.61%           10.81%
Fidelity VIP Equity-Income Portfolio...............             9/5/91        4.79%       16.92%           15.24%
Fidelity VIP Growth Portfolio......................             9/5/91       35.45%       27.89%           20.92%
Fidelity VIP High Income Portfolio.................            9/24/91        6.59%        9.28%           10.50%
Fidelity VIP Overseas Portfolio....................             9/5/91       40.56%       15.69%           11.91%
Fidelity VIP II Asset Manager Portfolio............             5/4/94        9.48%       13.98%           11.79%
Fidelity VIP III Growth Opportunities Portfolio....               N/A*         N/A*         N/A*             N/A*
Franklin Natural Resources Securities Fund.........               N/A*         N/A*         N/A*             N/A*
Franklin Small Cap Fund............................               N/A*         N/A*         N/A*             N/A*
INVESCO VIF Health Sciences Fund...................               N/A*         N/A*         N/A*             N/A*
Janus Aspen Growth Portfolio.......................               N/A*         N/A*         N/A*             N/A*
Janus Aspen Growth and Income Portfolio............               N/A*         N/A*         N/A*             N/A*
KVS Dreman Financial Services Portfolio...........                N/A*         N/A*         N/A*             N/A*
Kemper Technology Growth Portfolio.................               N/A*         N/A*         N/A*             N/A*
Pioneer Emerging Markets VCT Portfolio.............               N/A*         N/A*         N/A*             N/A*
Pioneer Real Estate Growth VCT Portfolio...........               N/A*         N/A*         N/A*             N/A*
T. Rowe Price International Stock Portfolio........             5/1/95       31.39%         N/A            13.88%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                             10 YEARS OR
                                                           UNDERLYING         FOR YEAR                          SINCE
                                                              FUND              ENDED                         INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE       12/31/99      5 YEARS            IF LESS
------------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................            4/29/85       19.18%        22.83%            15.50%
AIT Equity Index Fund................................            9/28/90       10.48%        25.46%            18.85%
AIT Government Bond Fund.............................            8/26/91       -8.37%         3.83%             4.27%
AIT Money Market Fund................................            4/29/85       -3.84%         3.05%             3.70%
AIT Select Aggressive Growth Fund....................            8/21/92       28.38%        20.92%            18.71%
AIT Select Capital Appreciation Fund.................            4/28/95       15.41%          N/A             19.01%
AIT Select Emerging Markets Fund.....................            2/20/98       55.33%          N/A              9.64%
AIT Select Growth Fund...............................            8/21/92       19.73%        26.74%            18.62%
AIT Select Growth and Income Fund....................            8/21/92        8.54%        19.36%            14.01%
AIT Select International Equity Fund.................             5/2/94       21.61%        16.17%            13.28%
AIT Select Investment Grade Income Fund..............            4/29/85       -9.53%         4.94%             6.06%
AIT Select Strategic Growth Fund.....................            2/20/98        6.37%          N/A              1.13%
AIT Select Value Opportunity Fund....................            4/30/93      -13.01%        11.14%             9.61%
AIM V.I. Aggressive Growth Fund......................             5/1/98       34.56%          N/A             17.65%
AIM V.I. Value Fund..................................             5/5/93       20.01%        24.97%            20.97%
Alliance Growth and Income Portfolio.................            1/14/91        1.85%        21.65%            13.70%
Alliance Premier Growth Portfolio....................            6/26/92       22.39%        33.74%            24.27%
DGPF Growth Opportunities Series.....................            7/12/91       52.56%        24.69%            14.70%
DGPF International Equity Series.....................           10/29/92        5.96%        10.85%             9.91%
Fidelity VIP Equity-Income Portfolio.................            10/9/86       -3.07%        16.13%            12.61%
Fidelity VIP Growth Portfolio........................            10/9/86       27.14%        27.28%            18.00%
Fidelity VIP High Income Portfolio...................            9/19/85       -1.23%         8.44%            10.74%
Fidelity VIP Overseas Portfolio......................            1/28/87       32.44%        15.01%             9.72%
Fidelity VIP II Asset Manager Portfolio..............             9/6/89        1.53%        13.33%            11.49%
Fidelity VIP III Growth Opportunities Portfolio......             1/3/95       -4.64%          N/A             19.15%
Franklin Natural Resources Securities Fund...........            1/24/89       21.98%        -5.70%            -1.34%
Franklin Small Cap Fund..............................            11/1/95       85.58%          N/A             27.08%
INVESCO VIF Health Sciences Fund.....................            5/22/97       -4.67%          N/A             11.45%
Janus Aspen Growth Portfolio.........................            9/13/93       33.91%        27.62%            22.04%
Janus Aspen Growth and Income Portfolio..............             5/1/98       63.51%          N/A             48.98%
KVS Dreman Financial Services Portfolio.............              5/4/98      -13.17%          N/A            -10.18%
Kemper Technology Growth Portfolio...................             5/3/99         N/A           N/A             67.11%
Pioneer Emerging Markets VCT Portfolio...............           10/30/98       68.14%          N/A             60.62%
Pioneer Real Estate Growth VCT Portfolio.............           10/30/98      -12.60%          N/A              5.83%
T. Rowe Price International Stock Portfolio..........            3/31/94       23.29%        12.88%            11.33%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEE)

                                                                                                        10 YEARS OR
                                                           UNDERLYING         FOR YEAR                     SINCE
                                                              FUND              ENDED                    INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 INCEPTION DATE       12/31/99      5 YEARS       IF LESS
-----------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................            4/29/85          27.46%       23.46%         15.68%
AIT Equity Index Fund..............................            9/28/90          18.67%       25.96%         18.95%
AIT Government Bond Fund...........................            8/26/91          -1.22%        4.71%          4.40%
AIT Money Market Fund..............................            4/29/85           3.66%        3.96%          3.73%
AIT Select Aggressive Growth Fund..................            8/21/92          36.65%       21.57%         18.98%
AIT Select Capital Appreciation Fund...............            4/28/95          23.55%         N/A          19.67%
AIT Select Emerging Markets Fund...................            2/20/98          63.34%         N/A          13.57%
AIT Select Growth Fund.............................            8/21/92          27.92%       27.23%         18.84%
AIT Select Growth and Income Fund..................            8/21/92          16.71%       19.96%         14.26%
AIT Select International Equity Fund...............             5/2/94          29.81%       16.86%         13.83%
AIT Select Investment Grade Income Fund............            4/29/85          -2.41%        5.85%          6.15%
AIT Select Strategic Growth Fund...................            2/20/98          14.38%         N/A           5.29%
AIT Select Value Opportunity Fund..................            4/30/93          -6.08%       11.91%         10.00%
AIM V.I. Aggressive Growth Fund....................             5/1/98          42.57%         N/A          21.92%
AIM V.I. Value Fund................................             5/5/93          28.02%       25.39%         21.18%
Alliance Growth and Income Portfolio...............            1/14/91           9.75%       22.11%         13.79%
Alliance Premier Growth Portfolio..................            6/26/92          30.39%       34.06%         24.37%
DGPF Growth Opportunities Series...................            7/12/91          60.56%       25.11%         14.79%
DGPF International Equity Series...................           10/29/92          14.08%       11.61%         10.17%
Fidelity VIP Equity-Income Portfolio...............            10/9/86           4.79%       16.92%         12.86%
Fidelity VIP Growth Portfolio......................            10/9/86          35.45%       27.89%         18.24%
Fidelity VIP High Income Portfolio.................            9/19/85           6.59%        9.28%         10.83%
Fidelity VIP Overseas Portfolio....................            1/28/87          40.56%       15.69%          9.84%
Fidelity VIP II Asset Manager Portfolio............             9/6/89           9.48%       13.98%         11.53%
Fidelity VIP III Growth Opportunities Portfolio....             1/3/95           2.76%         N/A          19.75%
Franklin Natural Resources Securities Fund.........            1/24/89          29.99%       -4.82%         -1.33%
Franklin Small Cap Fund............................            11/1/95          93.59%         N/A          27.76%
INVESCO VIF Health Sciences Fund...................            5/22/97           3.34%         N/A          19.46%
Janus Aspen Growth Portfolio.......................            9/13/93          41.92%       28.00%         22.26%
Janus Aspen Growth and Income Portfolio............             5/1/98          71.52%         N/A          52.63%
KVS Dreman Financial Services Portfolio ...........             5/4/98          -6.43%         N/A          -6.04%
Kemper Technology Growth Portfolio.................             5/3/99            N/A          N/A          75.12%
Pioneer Emerging Markets VCT Portfolio.............           10/30/98          76.15%         N/A          66.92%
Pioneer Real Estate Growth VCT Portfolio...........           10/30/98          -5.81%         N/A           6.81%
T. Rowe Price International Stock Portfolio........            3/31/94          31.39%       13.56%         11.82%


                                       ***


The section entitled DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF has been retitled and will read as follows:

DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES

                                       ***


The description of the underlying investment companies under the DESCRIPTION OF THE COMPANY, THE SEPARATE ACCOUNT AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Thirteen investment portfolios of the AIT currently are available under the Policy, each issuing a series of shares: Core Equity Fund, Equity Index Fund, Government Bond Fund, Money Market Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Emerging Markets Fund, Select Growth Fund, Select Growth and Income Fund, Select International Equity Fund, Select Investment Grade Income Fund, Select Strategic Growth Fund, and the Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of AIT. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset Management, Inc., are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Policy: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Policy: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: the Fidelity VIP II Asset Manager Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Policy: the Fidelity VIP III Growth Opportunities Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Natural Resources Securities Fund and the Franklin Small Cap Fund is Franklin Advisers, Inc.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the Policy:
Janus Aspen Growth Portfolio, and Janus Aspen Growth and Income Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Policy. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio which are offered under the Policy. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Policy: the T. Rowe Price International Stock Portfolio.


                                       ***


The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Policy will equal or exceed the aggregate amount of the purchase payments made under the Policy.

AIT CORE EQUITY FUND -- seeks long-term growth of capital. Realization of current investment income, if any, is incidental to this objective. The Core Equity Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND - seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND - seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND - seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND - seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND - seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND - seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND - seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT VALUE OPPORTUNITY FUND - seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND - seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

AIM V.I. VALUE FUND - seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) - seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.

DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) - seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF INTERNATIONAL EQUITY SERIES - seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO - seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO - seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP OVERSEAS PORTFOLIO - seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2) - seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FRANKLIN NATURAL RESOURCES SECURITIES FUND (CLASS 2) - seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.

FRANKLIN SMALL CAP FUND (CLASS 2) - seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

INVESCO VIF HEALTH SCIENCES FUND - seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) - seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) - seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO - seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO - seeks growth of capital.

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) - seeks to invest in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO (CLASS II) - seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.


                                       ***


The first sentence of the third paragraph of "A. Payments" under THE VARIABLE ANNUITY POLICIES is replaced by the following:

Generally, unless otherwise requested, all payments will be allocated among investment options in the same proportion that the initial net payment is allocated (you may request allocations up to seventeen variable Sub-Accounts, in addition to the AIT Money Market Fund, at one time) or, if subsequently changed, according to the most recent allocation instructions.

                                       ***

The section of APPENDIX B that is denoted by the number 7 is replaced in its entirety by the following:

7. Because of the differences in the amount of the Free Withdrawal (see 4. above), the following expense examples apply to Owners of A3018-91 and should be referred to rather than examples (1)(a) and (1)(b) on page 8 of this Prospectus:

(1)(a) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no
Rider:

WITH SURRENDER CHARGE                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                                ------     -------     -------     --------
AIT Core Equity Fund..............................................    $92        $125        $151         $231
AIT Equity Index Fund.............................................    $91        $121        $144         $217
AIT Government Bond Fund..........................................    $94        $129        $158         $245
AIT Money Market Fund.............................................    $90        $119        $141         $211
AIT Select Aggressive Growth Fund.................................    $96        $137        $171         $271
AIT Select Capital Appreciation Fund..............................    $97        $140        $176         $281
AIT Select Emerging Markets Fund..................................    $106       $168        $223         $370
AIT Select Growth Fund............................................    $96        $135        $169         $267
AIT Select Growth and Income Fund.................................    $95        $133        $164         $257
AIT Select International Equity Fund..............................    $98        $141        $179         $286
AIT Select Investment Grade Income Fund...........................    $92        $125        $152         $233
AIT Select Strategic Growth Fund..................................    $99        $147        $188         $303
AIT Select Value Opportunity Fund.................................    $97        $140        $176         $281
AIM V.I. Aggressive Growth Fund...................................    $99        $146        $187         $302
AIM V.I. Value Fund...............................................    $95        $133        $165         $260
Alliance Growth and Income Portfolio..............................    $97        $140        $176         $281
Alliance Premier Growth Portfolio.................................    $100       $149        $192         $312
DGPF Growth Opportunities Series..................................    $97        $140        $176         $281
DGPF International Equity Series..................................    $97        $139        $175         $279
Fidelity VIP Equity-Income Portfolio..............................    $93        $127        $156         $240
Fidelity VIP Growth Portfolio.....................................    $94        $130        $160         $249
Fidelity VIP High Income Portfolio................................    $94        $131        $162         $252
Fidelity VIP Overseas Portfolio...................................    $96        $138        $173         $275
Fidelity VIP II Asset Manager Portfolio...........................    $94        $129        $159         $246
Fidelity VIP III Growth Opportunities Portfolio...................    $97        $139        $176         $280
Franklin Natural Resources Securities Fund........................    $96        $138        $173         $275
Franklin Small Cap Fund...........................................    $98        $143        $181         $290
INVESCO VIF Health Sciences Fund..................................    $102       $155        $201         $330
Janus Aspen Growth Portfolio......................................    $97        $138        $174         $276
Janus Aspen Growth and Income Portfolio...........................    $100       $149        $192         $313
KVS Dreman Financial Services Portfolio...........................    $97        $140        $177         $283
Kemper Technology Growth Portfolio................................    $97        $139        $175         $279
Pioneer Emerging Markets VCT Portfolio............................    $109       $174        $233         $389
Pioneer Real Estate Growth VCT Portfolio..........................    $101       $152        $197         $322
T. Rowe Price International Stock Portfolio.......................    $98        $142        $180         $289

(1)(b) If, at the end of the applicable time period, you surrender your Policy or annuitize under any period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout (M-GAP) Rider with a ten-year waiting period:

WITH SURRENDER CHARGE                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                               ------     -------     -------     --------
AIT Core Equity Fund.............................................    $95        $132        $164         $256
AIT Equity Index Fund............................................    $93        $128        $157         $243
AIT Government Bond Fund.........................................    $96        $137        $171         $271
AIT Money Market Fund............................................    $93        $127        $154         $237
AIT Select Aggressive Growth Fund................................    $99        $144        $184         $295
AIT Select Capital Appreciation Fund.............................    $100       $147        $188         $305
AIT Select Emerging Markets Fund.................................    $109       $175        $234         $392
AIT Select Growth Fund...........................................    $98        $143        $182         $291
AIT Select Growth and Income Fund................................    $97        $140        $177         $283
AIT Select International Equity Fund.............................    $100       $149        $191         $310
AIT Select Investment Grade Income Fund..........................    $95        $133        $165         $258
AIT Select Strategic Growth Fund.................................    $102       $154        $200         $327
AIT Select Value Opportunity Fund................................    $100       $147        $188         $305
AIM V.I. Aggressive Growth Fund..................................    $102       $154        $199         $326
AIM V.I. Value Fund..............................................    $97        $141        $178         $285
Alliance Growth and Income Portfolio.............................    $100       $147        $188         $305
Alliance Premier Growth Portfolio................................    $103       $157        $204         $336
DGPF Growth Opportunities Series.................................    $100       $147        $188         $305
DGPF International Equity Series.................................    $99        $147        $188         $303
Fidelity VIP Equity-Income Portfolio.............................    $96        $135        $168         $266
Fidelity VIP Growth Portfolio....................................    $96        $138        $173         $275
Fidelity VIP High Income Portfolio...............................    $97        $139        $175         $278
Fidelity VIP Overseas Portfolio..................................    $99        $145        $186         $299
Fidelity VIP II Asset Manager Portfolio..........................    $96        $137        $171         $272
Fidelity VIP III Growth Opportunities Portfolio..................    $99        $147        $188         $304
Franklin Natural Resources Securities Fund.......................    $99        $145        $186         $299
Franklin Small Cap Fund..........................................    $101       $150        $193         $315
INVESCO VIF Health Sciences Fund.................................    $105       $162        $213         $353
Janus Aspen Growth Portfolio.....................................    $99        $146        $186         $300
Janus Aspen Growth and Income Portfolio..........................    $103       $157        $205         $336
KVS Dreman Financial Services Portfolio..........................    $100       $148        $189         $307
Kemper Technology Growth Portfolio...............................    $99        $147        $188         $303
Pioneer Emerging Markets VCT Portfolio...........................    $111       $181        $244         $410
Pioneer Real Estate Growth VCT Portfolio.........................    $104       $160        $210         $346
T. Rowe Price International Stock Portfolio......................    $100       $149        $192         $313


                                       ***

The Performance Tables found in APPENDIX B are replaced in their entirety by the following:

                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
                 EXECANNUITY PLUS '91 (ISSUED ON FORM A3018-94)

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                         SUB-ACCOUNT     FOR YEAR                      SINCE
                                                          INCEPTION       ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE         12/31/99      5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................      4/20/94          19.24%      22.88%         20.66%
AIT Equity Index Fund................................      4/21/94          10.48%      25.47%         22.83%
AIT Government Bond Fund.............................      4/20/94          -8.36%       3.84%          3.48%
AIT Money Market Fund................................      4/10/94          -3.85%       3.03%          3.15%
AIT Select Aggressive Growth Fund....................      4/20/94          28.37%      20.91%         18.65%
AIT Select Capital Appreciation Fund.................      4/30/95          15.40%        N/A          18.99%
AIT Select Emerging Markets Fund.....................        N/A*             N/A*        N/A*           N/A*
AIT Select Growth Fund...............................      4/20/94          19.70%      26.72%         24.36%
AIT Select Growth and Income Fund....................      4/20/94           8.55%      19.36%         17.48%
AIT Select International Equity Fund.................       5/3/94          21.61%      16.17%         13.29%
AIT Select Investment Grade Income Fund..............      4/21/94          -9.49%       4.99%          4.31%
AIT Select Strategic Growth Fund.....................        N/A*             N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................      4/20/94         -13.03%      11.13%          9.30%
AIM V.I. Aggressive Growth Fund......................        N/A*             N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*             N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*             N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*             N/A*        N/A*           N/A*
DGPF Growth Opportunities Series.....................        N/A*             N/A*        N/A*           N/A*
DGPF International Equity Series.....................      4/20/94           5.97%      10.87%          9.44%
Fidelity VIP Equity-Income Portfolio.................      4/20/94          -3.05%      16.14%         15.54%
Fidelity VIP Growth Portfolio........................      4/20/94          27.14%      27.27%         25.15%
Fidelity VIP High Income Portfolio...................      4/20/94          -1.27%       8.41%          7.35%
Fidelity VIP Overseas Portfolio......................      4/20/94          32.45%      15.02%         12.70%
Fidelity VIP II Asset Manager Portfolio..............      5/11/94           1.54%      13.32%         11.53%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*             N/A*        N/A*           N/A*
Franklin Natural Resources Securities Fund...........        N/A*             N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*             N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*             N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio.............         N/A*             N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*             N/A*        N/A*           N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*             N/A*        N/A*           N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*             N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          23.26%        N/A          13.09%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                         SUB-ACCOUNT    FOR YEAR                       SINCE
                                                          INCEPTION       ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE        12/31/99       5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................      4/20/94          27.46%      23.46%         21.10%
AIT Equity Index Fund................................      4/21/94          18.67%      25.96%         23.20%
AIT Government Bond Fund.............................      4/20/94          -1.22%       4.71%          4.10%
AIT Money Market Fund................................      4/10/94           3.66%       3.96%          3.81%
AIT Select Aggressive Growth Fund....................      4/20/94          36.65%      21.57%         19.18%
AIT Select Capital Appreciation Fund.................      4/30/95          23.55%       N/A           19.67%
AIT Select Emerging Markets Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Growth Fund...............................      4/20/94          27.92%      27.23%         24.74%
AIT Select Growth and Income Fund....................      4/20/94          16.71%      19.96%         17.93%
AIT Select International Equity Fund.................       5/3/94          29.81%      16.86%         13.84%
AIT Select Investment Grade Income Fund..............      4/21/94          -2.41%       5.85%          4.94%
AIT Select Strategic Growth Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................      4/20/94          -6.08%      11.91%          9.90%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*        N/A*           N/A*
DGPF Growth Opportunities Series.....................        N/A*            N/A*        N/A*           N/A*
DGPF International Equity Series.....................      4/20/94          14.08%      11.61%          9.99%
Fidelity VIP Equity-Income Portfolio.................      4/20/94          4.79%       16.92%         16.13%
Fidelity VIP Growth Portfolio........................      4/20/94          35.45%      27.89%         25.65%
Fidelity VIP High Income Portfolio...................      4/20/94          6.59%        9.28%          8.01%
Fidelity VIP Overseas Portfolio......................      4/20/94          40.56%      15.69%         13.21%
Fidelity VIP II Asset Manager Portfolio..............      5/11/94          9.48%       13.98%         12.01%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*            N/A*        N/A*           N/A*
Franklin Natural Resources Securities Fund...........        N/A*            N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio.............         N/A*            N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*        N/A*           N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*            N/A*        N/A*           N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*            N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          31.39%       N/A           13.87%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                       UNDERLYING                                   10 YEARS OR
                                                          FUND         FOR YEAR                        SINCE
                                                       INCEPTION         ENDED                      INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                  DATE          12/31/99      5 YEARS         IF LESS
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................      4/29/85         19.24%        22.88%         15.50%
AIT Equity Index Fund..............................      9/28/90         10.48%        25.47%         18.85%
AIT Government Bond Fund...........................      8/26/91         -8.36%         3.84%          4.58%
AIT Money Market Fund..............................      4/29/85         -3.85%         3.03%          3.67%
AIT Select Aggressive Growth Fund..................      8/21/92         28.37%        20.91%         18.69%
AIT Select Capital Appreciation Fund...............      4/28/95         15.40%          N/A          18.99%
AIT Select Emerging Markets Fund...................      2/20/98         55.33%          N/A           9.64%
AIT Select Growth Fund.............................      8/21/92         19.70%        26.72%         18.60%
AIT Select Growth and Income Fund..................      8/21/92          8.55%        19.36%         14.01%
AIT Select International Equity Fund...............      5/2/94          21.61%        16.17%         13.28%
AIT Select Investment Grade Income Fund............      4/29/85         -9.49%         4.99%          6.10%
AIT Select Strategic Growth Fund...................      2/20/98          6.37%          N/A           1.13%
AIT Select Value Opportunity Fund..................      4/30/93        -13.03%        11.13%          9.58%
AIM V.I. Aggressive Growth Fund....................      5/1/98          34.56%          N/A          17.65%
AIM V.I. Value Fund................................      5/5/93          20.01%        24.97%         20.97%
Alliance Growth and Income Portfolio...............      1/14/91          1.85%        21.65%         13.70%
Alliance Premier Growth Portfolio..................      6/26/92         22.39%        33.74%         24.27%
DGPF Growth Opportunities Series...................      7/12/91         52.56%        24.69%         14.70%
DGPF International Equity Series...................     10/29/92          5.97%        10.87%         10.26%
Fidelity VIP Equity-Income Portfolio...............      10/9/86         -3.05%        16.14%         12.71%
Fidelity VIP Growth Portfolio......................      10/9/86         27.14%        27.27%         17.98%
Fidelity VIP High Income Portfolio.................      9/19/85         -1.27%         8.41%         10.71%
Fidelity VIP Overseas Portfolio....................      1/28/87         32.45%        15.02%          9.73%
Fidelity VIP II Asset Manager Portfolio............      9/6/89           1.54%        13.32%         11.48%
Fidelity VIP III Growth Opportunities Portfolio....      1/3/95          -4.64%          N/A          19.15%
Franklin Natural Resources Securities Fund.........      1/24/89         21.98%        -5.70%         -1.34%
Franklin Small Cap Fund............................      11/1/95         85.58%          N/A          27.08%
INVESCO VIF Health Sciences Fund...................      5/22/97         -4.67%          N/A          11.45%
Janus Aspen Growth Portfolio.......................      9/13/93         33.91%        27.62%         22.04%
Janus Aspen Growth and Income Portfolio............      5/1/98          63.51%          N/A          48.98%
KVS Dreman Financial Services Portfolio...........       5/4/98         -13.17%          N/A         -10.18%
Kemper Technology Growth Portfolio.................      5/3/99            N/A           N/A          67.11%
Pioneer Emerging Markets VCT Portfolio.............     10/30/98         68.14%          N/A          60.62%
Pioneer Real Estate Growth VCT Portfolio...........     10/30/98        -12.60%          N/A           5.83%
T. Rowe Price International Stock Portfolio........      3/31/94         23.26%        12.85%         11.30%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
          (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO POLICY FEES)

                                                      UNDERLYING                                   10 YEARS OR
                                                         FUND         FOR YEAR                        SINCE
                                                      INCEPTION        ENDED                        INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                 DATE         12/31/99      5 YEARS          IF LESS
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................     4/29/85         27.46%        23.46%          15.64%
AIT Equity Index Fund..............................     9/28/90         18.67%        25.96%          18.94%
AIT Government Bond Fund...........................     8/26/91         -1.22%         4.71%           4.69%
AIT Money Market Fund..............................     4/29/85          3.66%         3.96%           3.73%
AIT Select Aggressive Growth Fund..................     8/21/92         36.65%        21.57%          18.97%
AIT Select Capital Appreciation Fund...............     4/28/95         23.55%          N/A           19.67%
AIT Select Emerging Markets Fund...................     2/20/98         63.34%          N/A           13.57%
AIT Select Growth Fund.............................     8/21/92         27.92%        27.23%          18.83%
AIT Select Growth and Income Fund..................     8/21/92         16.71%        19.96%          14.25%
AIT Select International Equity Fund...............      5/2/94         29.81%        16.86%          13.83%
AIT Select Investment Grade Income Fund............     4/29/85         -2.41%         5.85%           6.15%
AIT Select Strategic Growth Fund...................     2/20/98         14.38%          N/A            5.29%
AIT Select Value Opportunity Fund..................     4/30/93         -6.08%        11.91%           9.98%
AIM V.I. Aggressive Growth Fund....................      5/1/98         42.57%          N/A           21.92%
AIM V.I. Value Fund................................      5/5/93         28.02%        25.39%          21.18%
Alliance Growth and Income Portfolio...............     1/14/91          9.75%        22.11%          13.79%
Alliance Premier Growth Portfolio..................     6/26/92         30.39%        34.06%          24.37%
DGPF Growth Opportunities Series...................     7/12/91         60.56%        25.11%          14.79%
DGPF International Equity Series...................     10/29/92        14.08%        11.61%          10.50%
Fidelity VIP Equity-Income Portfolio...............     10/9/86          4.79%        16.92%          12.95%
Fidelity VIP Growth Portfolio......................     10/9/86         35.45%        27.89%          18.23%
Fidelity VIP High Income Portfolio.................     9/19/85          6.59%         9.28%          10.83%
Fidelity VIP Overseas Portfolio....................     1/28/87         40.56%        15.69%           9.84%
Fidelity VIP II Asset Manager Portfolio............      9/6/89          9.48%        13.98%          11.53%
Fidelity VIP III Growth Opportunities Portfolio....      1/3/95          2.76%          N/A           19.75%
Franklin Natural Resources Securities Fund.........     1/24/89         29.99%        -4.82%          -1.33%
Franklin Small Cap Fund............................     11/1/95         93.59%          N/A           27.76%
INVESCO VIF Health Sciences Fund...................     5/22/97          3.34%          N/A           19.46%
Janus Aspen Growth Portfolio.......................     9/13/93         41.92%        28.00%          22.26%
Janus Aspen Growth and Income Portfolio............      5/1/98         71.52%          N/A           52.63%
KVS Dreman Financial Services Portfolio...........       5/4/98         -6.43%          N/A           -6.04%
Kemper Technology Growth Portfolio.................      5/3/99           N/A           N/A           75.12%
Pioneer Emerging Markets VCT Portfolio.............     10/30/98        76.15%          N/A           66.92%
Pioneer Real Estate Growth VCT Portfolio...........     10/30/98        -5.81%          N/A            6.81%
T. Rowe Price International Stock Portfolio........     3/31/94         31.39%        13.56%          11.82%

                                      ***


SUPPLEMENT DATED AUGUST 1, 2000

                              SEPARATE ACCOUNT VA-K
                              (ALLMERICA ADVANTAGE)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         SUPPLEMENT DATED AUGUST 1, 2000 TO PROSPECTUS DATED MAY 1, 2000


                                       ***


Allmerica Investment Trust is referred to throughout the prospectus as "the Trust." Wherever this term is used to refer to Allmerica Investment Trust it shall hereby be replaced by "AIT."


                                       ***


The second paragraph of the first page of the prospectus is being replaced in its entirety with the following:

The Variable Account, known as Separate Account VA-K, is subdivided into Sub-Accounts. Each Sub-Account offered as an investment option invests exclusively in shares of one of the following funds:

ALLMERICA INVESTMENT TRUST                     FIDELITY VARIABLE INSURANCE PRODUCTS FUND
--------------------------                     -----------------------------------------
AIT Core Equity Fund                           Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                          Fidelity VIP Growth Portfolio
AIT Government Bond Fund                       Fidelity VIP High Income Portfolio
AIT Money Market Fund                          Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund              FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund           --------------------------------------------
AIT Select Emerging Markets Fund               Fidelity VIP II Asset Manager Portfolio
AIT Select Growth Fund                         FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth and Income Fund              ---------------------------------------------
AIT Select International Equity Fund           (SERVICE CLASS 2)
AIT Select Investment Grade Income Fund        ------------------
AIT Select Strategic Growth Fund               Fidelity VIP III Growth Opportunities Portfolio
AIT Select Value Opportunity Fund              FRANKLIN TEMPLETON VARIABLE INSURANCE
AIM VARIABLE INSURANCE FUNDS                   -------------------------------------
----------------------------                   PRODUCTS TRUST (CLASS 2)
AIM V.I. Aggressive Growth Fund                ------------------------
AIM V.I. Value Fund                            Franklin Natural Resources Securities Fund
ALLIANCE VARIABLE PRODUCTS SERIES              Franklin Small Cap Fund
---------------------------------              INVESCO VARIABLE INVESTMENT FUNDS, INC.
 FUND, INC. (CLASS B)                          ---------------------------------------
---------------------                          INVESCO VIF Health Sciences Fund
Alliance Growth and Income Portfolio           JANUS ASPEN SERIES (SERVICE SHARES)
Alliance Premier Growth Portfolio              -----------------------------------
DELAWARE GROUP PREMIUM FUND                    Janus Aspen Growth Portfolio
----------------------------                   Janus Aspen Growth and Income Portfolio
(SERVICE CLASS)                                KEMPER VARIABLE SERIES
---------------                                ----------------------
DGPF Growth Opportunities Series               KVS Dreman Financial Services Portfolio
DELAWARE GROUP PREMIUM FUND                    Kemper Technology Growth Portfolio
---------------------------                    PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
DGPF International Equity Series               -------------------------------------------
                                               Pioneer Emerging Markets VCT Portfolio
                                               Pioneer Real Estate Growth VCT Portfolio
                                               T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                               ----------------------------------------
                                               T. Rowe Price International Stock Portfolio

                                       ***

                                       ***


The third line in the Table of Contents is replaced in its entirety by the following:

DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, AND THE UNDERLYING
 INVESTMENT COMPANIES


                                       ***


Under the SPECIAL TERMS section of the prospectus, the definitions of the terms Sub-Account and Underlying Fund (Funds) are replaced in their entirety with the following:

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a corresponding fund of Allmerica Investment Trust ("AIT"), a corresponding fund of AIM Variable Insurance Funds ("AVIF"), a corresponding portfolio of Alliance Variable Products Series Fund, Inc. ("Alliance"), a corresponding series of Delaware Group Premium Fund ("DGPF"), a corresponding portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP"), a corresponding portfolio of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), a corresponding portfolio of Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), a corresponding fund of Franklin Templeton Variable Insurance Products Trust ("FT VIP"), a corresponding fund of INVESCO Variable Investment Funds, Inc. (INVESCO VIF"), a corresponding portfolio of Janus Aspen Series ("Janus Aspen"), a corresponding portfolio of Kemper Variable Series ("KVS"), a corresponding portfolio of Pioneer Variable Contracts Trust ("Pioneer VCT") or a corresponding portfolio of T. Rowe Price International Series, Inc. ("T. Rowe Price").

UNDERLYING FUND (OR FUNDS): an investment portfolio of AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT or T. Rowe Price in which a Sub-Account invests.


                                       ***


Under the SUMMARY OF FEES AND EXPENSES, the sections entitled (3) Annual Underlying Funds Expenses and EXPENSE EXAMPLES are replaced in their entirety with the following:

(3) ANNUAL UNDERLYING FUND EXPENSES: Total expenses of the Underlying Funds are not fixed or specified under the terms of the Contract and will vary from year to year. The levels of fees and expenses also vary among the Underlying Funds. The following table shows the expenses of the Underlying Funds as a percentage of average net assets for the year ended December 31, 1999, as adjusted for any material changes.

                                                                                                     TOTAL FUND
                                                    MANAGEMENT                    OTHER EXPENSES      EXPENSES
                                                  FEE (AFTER ANY                    (AFTER ANY       (AFTER ANY
                                                    VOLUNTARY                      WAIVERS/REIM-    WAIVERS/REIM-
UNDERLYING FUND                                      WAIVERS)      12b-1 FEES       BURSEMENTS)      BURSEMENTS)
---------------                                      --------      ----------       -----------      -----------
AIT Core Equity Fund...........................       0.43%             -              0.05%         0.48%(1)(2)
AIT Equity Index Fund..........................       0.28%             -              0.07%          0.35%(1)
AIT Government Bond Fund.......................       0.50%             -              0.12%          0.62%(1)
AIT Money Market Fund..........................       0.24%             -              0.05%          0.29%(1)
AIT Select Aggressive Growth Fund..............       0.81%*            -              0.06%        0.87%(1)(2)*

AIT Select Capital Appreciation Fund...........      0.90%*             -              0.07%          0.97%(1)*
AIT Select Emerging Markets Fund...............       1.35%             -              0.57%         1.92%(1)(2)
AIT Select Growth Fund.........................       0.78%             -              0.05%         0.83%(1)(2)
AIT Select Growth and Income Fund..............       0.67%             -              0.07%         0.74%(1)(2)
AIT Select International Equity Fund...........       0.89%             -              0.13%         1.02%(1)(2)
AIT Select Investment Grade Income Fund........       0.43%             -              0.07%          0.50%(1)
AIT Select Strategic Growth Fund...............       0.85%             -              0.35%         1.20%(1)(2)
AIT Select Value Opportunity Fund..............       0.90%             -              0.07%         0.97%(1)(2)
AIM V.I. Aggressive Growth Fund................       0.00%             -              1.19%          1.19%(3)
AIM V.I. Value Fund............................       0.61%             -              0.15%            0.76%
Alliance Growth and Income Portfolio (Class B).       0.63%           0.25%            0.09%            0.97%
Alliance Premier Growth Portfolio (Class B)....       1.00%           0.25%            0.04%            1.29%
DGPF Growth Opportunities Series
(Service Class)................................       0.75%           0.15%            0.07%          0.97%(4)
DGPF International Equity Series...............       0.83%             -              0.12%          0.95%(5)
Fidelity VIP Equity-Income Portfolio...........       0.48%             -              0.09%          0.57%(6)
Fidelity VIP Growth Portfolio..................       0.58%             -              0.08%          0.66%(6)
Fidelity VIP High Income Portfolio.............       0.58%             -              0.11%            0.69%
Fidelity VIP Overseas Portfolio................       0.73%             -              0.18%          0.91%(6)
Fidelity VIP II Asset Manager Portfolio........       0.53%             -              0.10%          0.63%(6)
Fidelity VIP III Growth Opportunities Portfolio
(Service Class 2)..............................       0.58%           0.25%            0.13%          0.96%(7)
Franklin Natural Resources Securities Fund
(Class 2)......................................       0.62%           0.25%            0.04%          0.91%(8)
Franklin Small Cap Fund (Class 2)..............       0.55%           0.25%            0.27%         1.07%(8)(9)
INVESCO VIF Health Sciences Fund...............       0.75%             -              0.73%          1.48%(10)
Janus Aspen Growth Portfolio (Service Shares)..       0.65%           0.25%            0.02%          0.92%(11)
Janus Aspen Growth and Income Portfolio
(Service Shares)...............................       0.65%           0.25%            0.40%          1.30%(11)
KVS Dreman Financial Services Portfolio........       0.70%             -              0.29%          0.99%(12)
Kemper Technology Growth Portfolio.............       0.51%             -              0.44%        0.95%(12)(13)
Pioneer Emerging Markets VCT Portfolio
(Class II).....................................       0.00%           0.25%            1.88%        2.13%(14)(15)
Pioneer Real Estate Growth VCT Portfolio
(Class II).....................................       0.85%           0.25%            0.30%        1.40%(14)(15)
T. Rowe Price International Stock Portfolio....       1.05%             -              0.00%            1.05%

* Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expense ratios shown in the table above have been adjusted to assume that the revised rates took effect January 1, 1999.

(1) Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund and Core Equity Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and Government Bond Fund, and 0.60% for Equity Index Fund and Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

Until further notice, AFIMS has declared a voluntary expense limitation of 1.20% of average daily net assets for the Select Strategic Growth Fund. In addition, AFIMS has agreed to voluntarily waive its management fee to the extent that expenses of the Select Emerging Markets Fund exceed 2.00% of the Fund's average daily net assets, except that such waiver shall not exceed the net amount of management fees earned by AFIMS from the Fund after subtracting fees paid by AFIMS to a sub-advisor.

Until further notice, the Select Value Opportunity Fund's management fee rate has been voluntarily limited to an annual rate of 0.90% of average daily net assets, and total expenses are limited to 1.25% of average daily net assets.

The declaration of a voluntary management fee or expense limitation in any year does not bind AFIMS to declare future expense limitations with respect to these Funds. These limitations may be terminated at any time.

(2) These Funds have entered into agreements with brokers whereby the brokers rebate a portion of commissions. These amounts have been treated as reductions of expenses. Including these reductions to the operating expenses, total annual fund operating expenses were 1.88% for the Select Emerging Markets Fund, 1.01% for Select International Equity Fund, 0.84% for Select Aggressive Growth Fund, 0.88% for Select Value Opportunity Fund, 0.81% for Select Growth Fund, 1.17% for Select Strategic Growth Fund, 0.45% for Core Equity Fund, and 0.73% for Select Growth and Income Fund.

(3) Had there been no fee waivers or expense reimbursements, the Management Fee, Other Expenses and Total Fund Expenses of the AIM V.I. Aggressive Growth Fund would have been 0.80%, 1.62% and 2.42%, respectively.

(4) Service Class inception is May 1, 2000. Fees and Expenses shown are based on those for the Standard Class. The investment advisor for the DGPF Growth Opportunities Series is Delaware Management Company ("Delaware Management"). Effective May 1, 2000 through October 31, 2000, the investment advisor has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses, exclusive of 12b-1 fees, will not exceed 0.85%. The declaration of a voluntary expense limitation does not bind Delaware Management to declare future expense limitations with respect to this Series.

(5) The investment adviser for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International"). Effective May 1, 2000 through October 31, 2000, Delaware International has agreed voluntarily to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. This limitation replaces a prior limitation of 0.95% that expired on April 30, 2000. The fee ratios shown above have been restated, if necessary, to reflect the new voluntary limitation which took effect on May 1, 2000. The declaration of a voluntary expense limitation does not bind Delaware International to declare future expense limitations with respect to this Series. For the fiscal year ended December 31, 1999, before waiver and/or reimbursement by Delaware International, total fund expenses as a percentage of average daily net assets were 0.97%.

(6) A portion of the brokerage commissions that certain funds paid was used to reduce fund expenses. In addition, through arrangements with certain funds', or Fidelity Management & Research Company on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. Including these reductions, total operating expenses presented in the table would have been 0.87% for the Fidelity VIP Overseas Portfolio; 0.65% for the Fidelity VIP Growth Portfolio; 0.56% for the Fidelity VIP Equity-Income Portfolio and 0.62% for the Fidelity VIP II Asset Manager Portfolio.

(7) Service Class 2 expenses are based on the estimated expenses for the first year.

(8) The Funds' Class 2 distribution plan or "rule 12b-1 plan" is described in the Funds' prospectus. The fund administration fee of the Franklin Natural Resources Securities Fund is paid indirectly through the management fee. The Franklin Small Cap Fund pays for similar services directly.

(9) On 2/8/00, a merger and reorganization was approved that combined the assets of the Franklin Small Cap Fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated to be the same.

(10) The Fund's actual Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement. Including the reduction for the expense offset arrangement and voluntary expense waiver, the Fund's Management Fees, Other Expenses and Total Fund Expenses would have been 0.75%, 0.50% and 1.25% respectively. Certain expenses of the Fund were absorbed voluntarily by INVESCO in order to ensure that expenses for the Fund did not exceed 1.25% of the Fund's average net expenses pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. The Fund's Management Fees, Other Expenses and Total Fund Expenses for the fiscal year ended December 31, 1999, excluding any voluntary expense waiver and expense offset arrangements, would have been 0.75%, 2.11% and 2.86% respectively.

(11) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year.

(12) Pursuant to their respective agreements with KVS, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2000, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios to the amounts set forth in the Total Fund Expenses column of the table above. Without taking into effect these expense caps, for the KVS Dreman Financial Services and the Kemper Technology Growth Portfolios of KVS, management fees are estimated to be 0.75% and 0.75%, respectively. Other expenses are estimated to be 0.44% and 0.29%, respectively; and total operating expenses would have been 1.19% and 1.04%, respectively.

(13) The Kemper Technology Growth Portfolio commenced operations on May 1, 1999, therefore "other expenses" are annualized. Actual expenses may be greater or less than shown.

(14) Class II shares of the Pioneer Emerging Markets VCT Portfolio and Pioneer Real Estate Growth VCT Portfolio commenced operations on May 1, 2000; therefore, expenses shown are estimated and annualized.

(15) Fees and expenses reflect waivers/reimbursements currently applicable to the portfolios. As of May 1, 2000, Pioneer Investment Management, Inc. has agreed voluntarily to limit its management fee and, if necessary, to limit other operating expenses of Class I shares of the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio to 1.75% and 1.25%, respectively, of the average daily net assets attributable to Class I shares. The portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. This agreement is voluntary and temporary and may be revised or terminated at any time.

The Underlying Fund information above was provided by the Underlying Funds and was not independently verified by the Company.

EXPENSE EXAMPLES: The following examples demonstrate the cumulative expenses which an Owner would pay at 1-year, 3-year, 5-year and 10-year intervals under certain contingencies. Each example assumes a $1,000 investment in a Sub-Account and a 5% annual return on assets and assumes that the Underlying Fund expenses listed above remain the same in each of the 1, 3, 5 and 10-year intervals. As required by rules of the Securities and Exchange Commission (the "SEC"), the Contract fee is reflected in the examples by a method designed to show the "average" impact of the Contract Fee on an investment in the Variable Account. The total Contract fees collected under the Contracts by the Company are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.05%, and the amount of the Contract fee is assumed to be $0.50 in the examples. The Contract fee is only deducted when the Accumulated Value is less than $50,000. Lower costs apply to Contracts issued and maintained as part of a 401(k) plan. Because the expenses of the Underlying Funds differ, separate examples are used to illustrate the expenses incurred by an Owner on an investment in the various Sub-Accounts.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

(1)(a) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Riders:**

WITH SURRENDER CHARGE                                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                                ------     -------     -------     --------
AIT Core Equity Fund..............................................    $94        $131        $157         $231
AIT Equity Index Fund.............................................    $93        $127        $150         $217
AIT Government Bond Fund..........................................    $96        $135        $164         $245
AIT Money Market Fund.............................................    $92        $126        $147         $211
AIT Select Aggressive Growth Fund.................................    $98        $142        $177         $271
AIT Select Capital Appreciation Fund..............................    $99        $145        $182         $281
AIT Select Emerging Markets Fund..................................    $108       $171        $227         $370
AIT Select Growth Fund............................................    $98        $141        $175         $267
AIT Select Growth and Income Fund.................................    $97        $138        $170         $257
AIT Select International Equity Fund..............................    $99        $146        $184         $286
AIT Select Investment Grade Income Fund...........................    $94        $132        $158         $233
AIT Select Strategic Growth Fund..................................    $101       $151        $193         $303
AIT Select Value Opportunity Fund.................................    $99        $145        $182         $281
AIM V.I. Aggressive Growth Fund...................................    $101       $151        $192         $302
AIM V.I. Value Fund ..............................................    $97        $139        $171         $260
Alliance Growth and Income Portfolio..............................    $99        $145        $182         $281
Alliance Premier Growth Portfolio.................................    $102       $154        $197         $312
DGPF Growth Opportunities Series..................................    $99        $145        $182         $281
DGPF International Equity Series..................................    $90        $117        $132         $179
Fidelity VIP Equity-Income Portfolio..............................    $90        $117        $132         $179
Fidelity VIP Growth Portfolio.....................................    $96        $136        $166         $249
Fidelity VIP High Income Portfolio................................    $96        $137        $167         $252
Fidelity VIP Overseas Portfolio...................................    $98        $143        $179         $275
Fidelity VIP II Asset Manager Portfolio...........................    $96        $135        $164         $246
Fidelity VIP III Growth Opportunities Portfolio...................    $99        $145        $181         $280
Franklin Natural Resources Securities Fund........................    $98        $143        $179         $275
Franklin Small Cap Fund...........................................    $100       $148        $187         $290
INVESCO VIF Health Sciences Fund..................................    $104       $159        $206         $330
Janus Aspen Growth Portfolio......................................    $98        $143        $179         $276
Janus Aspen Growth and Income Portfolio...........................    $102       $154        $198         $313
KVS Dreman Financial Services Portfolio...........................    $99        $145        $183         $283
Kemper Technology Growth Portfolio................................    $99        $144        $181         $279
Pioneer Emerging Markets VCT Portfolio............................    $110       $177        $236         $389

Pioneer Real Estate Growth VCT Portfolio..........................    $103       $157        $203         $322
T. Rowe Price International Stock Portfolio.......................    $100       $147        $186         $289

(1)(b) If, at the end of the applicable time period, you surrender your Contract or annuitize* under any commutable period certain option or a noncommutable fixed period certain option of less than ten years, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of the Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITH SURRENDER CHARGE                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
---------------------                                               ------     -------     -------     --------
AIT Core Equity Fund.............................................    $97        $138        $169         $256
AIT Equity Index Fund............................................    $95        $134        $163         $243
AIT Government Bond Fund.........................................    $98        $142        $177         $271
AIT Money Market Fund............................................    $95        $133        $160         $237
AIT Select Aggressive Growth Fund................................    $100       $149        $189         $295
AIT Select Capital Appreciation Fund.............................    $101       $152        $194         $305
AIT Select Emerging Markets Fund.................................    $110       $178        $238         $392
AIT Select Growth Fund...........................................    $100       $148        $187         $291
AIT Select Growth and Income Fund................................    $99        $145        $183         $283
AIT Select International Equity Fund.............................    $102       $153        $196         $310
AIT Select Investment Grade Income Fund..........................    $97        $139        $170         $258
AIT Select Strategic Growth Fund.................................    $103       $158        $205         $327
AIT Select Value Opportunity Fund................................    $101       $152        $194         $305
AIM V.I. Aggressive Growth Fund..................................    $103       $158        $205         $326
AIM V.I. Value Fund..............................................    $99        $146        $184         $285
Alliance Growth and Income Portfolio.............................    $101       $152        $194         $305
Alliance Premier Growth Portfolio................................    $104       $161        $209         $336
DGPF Growth Opportunities Series.................................    $101       $152        $194         $305
DGPF International Equity Series.................................    $92        $124        $145         $206
Fidelity VIP Equity-Income Portfolio.............................    $92        $124        $145         $206
Fidelity VIP Growth Portfolio....................................    $98        $143        $179         $275
Fidelity VIP High Income Portfolio...............................    $99        $144        $180         $278
Fidelity VIP Overseas Portfolio..................................    $101       $150        $191         $299
Fidelity VIP II Asset Manager Portfolio..........................    $98        $142        $177         $272
Fidelity VIP III Growth Opportunities Portfolio..................    $101       $152        $193         $304
Franklin Natural Resources Securities Fund.......................    $101       $150        $191         $299
Franklin Small Cap Fund..........................................    $102       $155        $199         $315
INVESCO VIF Health Sciences Fund.................................    $106       $166        $218         $353
Janus Aspen Growth Portfolio.....................................    $101       $150        $191         $300
Janus Aspen Growth and Income Portfolio..........................    $104       $161        $210         $336
KVS Dreman Financial Services Portfolio..........................    $101       $152        $195         $307
Kemper Technology Growth Portfolio...............................    $101       $151        $193         $303
Pioneer Emerging Markets VCT Portfolio...........................    $112       $184        $247         $410
Pioneer Real Estate Growth VCT Portfolio.........................    $105       $164        $214         $346
T. Rowe Price International Stock Portfolio......................    $102       $154        $198         $313

(2)(a) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no Riders.**

WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS     5 YEARS     10 YEARS
------------------------                                           ------     -------     -------     --------
AIT Core Equity Fund............................................    $20         $62        $107         $231
AIT Equity Index Fund...........................................    $19         $58        $100         $217
AIT Government Bond Fund........................................    $22         $66        $114         $245
AIT Money Market Fund...........................................    $18         $56         $97         $211

AIT Select Aggressive Growth Fund...............................    $24         $74        $127         $271
AIT Select Capital Appreciation Fund............................    $25         $77        $132         $281
AIT Select Emerging Markets Fund................................    $34        $105        $178         $370
AIT Select Growth Fund..........................................    $24         $73        $125         $267
AIT Select Growth and Income Fund...............................    $23         $70        $120         $257
AIT Select International Equity Fund............................    $26         $78        $134         $286
AIT Select Investment Grade Income Fund.........................    $20         $63        $108         $233
AIT Select Strategic Growth Fund................................    $27         $84        $143         $303
AIT Select Value Opportunity Fund...............................    $25         $77        $132         $281
AIM V.I. Aggressive Growth Fund.................................    $27         $84        $142         $302
AIM V.I. Value Fund.............................................    $23         $71        $121         $260
Alliance Growth and Income Portfolio............................    $25         $77        $132         $281
Alliance Premier Growth Portfolio...............................    $28         $87        $147         $312
DGPF Growth Opportunities Series................................    $25         $77        $132         $281
DGPF International Equity Series................................    $15         $47         $82         $179
Fidelity VIP Equity-Income Portfolio............................    $15         $47         $82         $179
Fidelity VIP Growth Portfolio...................................    $22         $68        $116         $249
Fidelity VIP High Income Portfolio..............................    $22         $69        $117         $252
Fidelity VIP Overseas Portfolio.................................    $24         $75        $129         $275
Fidelity VIP II Asset Manager Portfolio.........................    $22         $67        $114         $246
Fidelity VIP III Growth Opportunities Portfolio.................    $25         $77        $131         $280
Franklin Natural Resources Securities Fund......................    $24         $75        $129         $275
Franklin Small Cap Fund.........................................    $26         $80        $137         $290
INVESCO VIF Health Sciences Fund................................    $30         $92        $157         $330
Janus Aspen Growth Portfolio....................................    $25         $75        $129         $276
Janus Aspen Growth and Income Portfolio.........................    $28         $87        $148         $313
KVS Dreman Financial Services Portfolio.........................    $25         $78        $133         $283
Kemper Technology Growth Portfolio..............................    $25         $76        $131         $279
Pioneer Emerging Markets VCT Portfolio..........................    $37        $111        $188         $389
Pioneer Real Estate Growth VCT Portfolio........................    $29         $90        $153         $322
T. Rowe Price International Stock Portfolio.....................    $26         $79        $136         $289

(2)(b) If, at the end of the applicable time period, you annuitize* under a life option or any noncommutable fixed period certain option of ten years or more, or if you do NOT surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of a Minimum Guaranteed Annuity Payout Rider** with a ten-year waiting period:

WITHOUT SURRENDER CHARGE                                           1 YEAR     3 YEARS      5 YEARS     10 YEARS
------------------------                                           ------     -------      -------     --------
AIT Core Equity Fund.............................................    $23        $70         $119         $256
AIT Equity Index Fund............................................    $21        $66         $113         $243
AIT Government Bond Fund.........................................    $24        $74         $127         $271
AIT Money Market Fund............................................    $21        $64         $110         $237
AIT Select Aggressive Growth Fund................................    $27        $81         $139         $295
AIT Select Capital Appreciation Fund.............................    $28        $84         $144         $305
AIT Select Emerging Markets Fund.................................    $37        $112        $190         $392
AIT Select Growth Fund...........................................    $26        $80         $137         $291
AIT Select Growth and Income Fund................................    $25        $78         $133         $283
AIT Select International Equity Fund.............................    $28        $86         $146         $310
AIT Select Investment Grade Income Fund..........................    $23        $70         $120         $258
AIT Select Strategic Growth Fund.................................    $30        $91         $155         $327
AIT Select Value Opportunity Fund................................    $28        $84         $144         $305
AIM V.I. Aggressive Growth Fund..................................    $30        $91         $155         $326
AIM V.I. Value Fund   ...........................................    $25        $78         $134         $285
Alliance Growth and Income Portfolio.............................    $28        $84         $144         $305
Alliance Premier Growth Portfolio................................    $31        $94         $160         $336

DGPF Growth Opportunities Series.................................    $28        $84         $144         $305
DGPF International Equity Series.................................    $18        $55          $95         $206
Fidelity VIP Equity-Income Portfolio.............................    $18        $55          $95         $206
Fidelity VIP Growth Portfolio....................................    $24        $75         $129         $275
Fidelity VIP High Income Portfolio...............................    $25        $76         $130         $278
Fidelity VIP Overseas Portfolio..................................    $27        $83         $141         $299
Fidelity VIP II Asset Manager Portfolio..........................    $24        $74         $127         $272
Fidelity VIP III Growth Opportunities Portfolio..................    $27        $84         $143         $304
Franklin Natural Resources Securities Fund.......................    $27        $83         $141         $299
Franklin Small Cap Fund..........................................    $29        $87         $149         $315
INVESCO VIF Health Sciences Fund.................................    $33        $99         $169         $353
Janus Aspen Growth Portfolio.....................................    $27        $83         $141         $300
Janus Aspen Growth and Income Portfolio..........................    $31        $94         $160         $336
KVS Dreman Financial Services Portfolio..........................    $28        $85         $145         $307
Kemper Technology Growth Portfolio...............................    $27        $84         $143         $303
Pioneer Emerging Markets VCT Portfolio...........................    $39        $118        $200         $410
Pioneer Real Estate Growth VCT Portfolio.........................    $32        $97         $165         $346
T. Rowe Price International Stock Portfolio......................    $28        $87         $148         $313

* The Contract fee is not deducted after annuitization. No surrender charges are deducted at or after annuitization under any of the available annuity payout options.

**If the Minimum Guaranteed Annuity Payout (M-GAP) Rider is exercised, you may only annuitize under a fixed annuity payout option involving a life contingency at the Company's guaranteed fixed annuity option rates listed under the Annuity Option Tables in your Contract.


                                       ***


WHAT ARE MY INVESTMENT CHOICES?  is replaced in its entirety by the following:

You may allocate payments among the Sub-Accounts investing in the Funds, the Guarantee Period Accounts, and the Fixed Account. You may request allocations up to seventeen variable Sub-Accounts (in addition to the AIT Money Market
Fund) at one time.

VARIABLE ACCOUNT. Subject to the seventeen fund limit, you have the choice of investing in the following thirty-five Underlying Funds:

ALLMERICA INVESTMENT TRUST                                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
AIT Core Equity Fund                                         Fidelity VIP Equity-Income Portfolio
AIT Equity Index Fund                                        Fidelity VIP Growth Portfolio
AIT Government Bond Fund                                     Fidelity VIP High Income Portfolio
AIT Money Market Fund                                        Fidelity VIP Overseas Portfolio
AIT Select Aggressive Growth Fund                            FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
AIT Select Capital Appreciation Fund                         Fidelity VIP II Asset Manager Portfolio
AIT Select Emerging Markets Fund                             FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
AIT Select Growth Fund                                       Fidelity VIP III Growth Opportunities Portfolio
AIT Select Growth and Income Fund                            FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
AIT Select International Equity Fund                         TRUST
AIT Select Investment Grade Income Fund                      Franklin Natural Resources Securities Fund
AIT Select Strategic Growth Fund                             Franklin Small Cap Fund
AIT Select Value Opportunity Fund                            INVESCO VARIABLE INVESTMENT FUNDS, INC.
AIM VARIABLE INSURANCE FUNDS                                 INVESCO VIF Health Sciences Fund
AIM V.I. Aggressive Growth Fund                              JANUS ASPEN SERIES

AIM V.I. Value Fund                                          Janus Aspen Growth Portfolio
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.                 Janus Aspen Growth and Income Portfolio
Alliance Growth and Income Portfolio                         KEMPER VARIABLE SERIES
Alliance Premier Growth Portfolio                            KVS Dreman Financial Services Portfolio
DELAWARE GROUP PREMIUM FUND                                  Kemper Technology Growth Portfolio
DGPF Growth Opportunities Series                             PIONEER VARIABLE CONTRACTS TRUST
DGPF International Equity Series                             Pioneer Emerging Markets VCT Portfolio
                                                             Pioneer Real Estate Growth VCT Portfolio
                                                             T. ROWE PRICE INTERNATIONAL SERIES, INC.
                                                             T. Rowe Price International Stock Portfolio

Each Underlying Fund operates pursuant to different investment objectives and this range of investment options enables you to allocate your money among the Underlying Funds to meet your particular investment needs. For a more detailed description of the Underlying Funds, see INVESTMENT OBJECTIVES AND POLICIES.


                                       ***


After the second sentence of the first paragraph of WHAT ARE MY INVESTMENT OPTIONS? under the SUMMARY OF CONTRACT FEATURES the following will be added:

As of the date of this Prospectus, you may request allocations up to seventeen variable Sub-Accounts at one time, in addition to the AIT Money Market Fund, prior to the Annuity Date.

                                       ***


The section entitled DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS, THE TRUST, FIDELITY VIP, FIDELITY VIP II, T. ROWE PRICE AND DGPF has been retitled and will read as follows:

DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE UNDERLYING INVESTMENT COMPANIES


                                       ***


The description of the underlying investment companies under the DESCRIPTION OF THE COMPANIES, THE VARIABLE ACCOUNTS AND THE UNDERLYING INVESTMENT COMPANIES is replaced in its entirety with the following:

THE UNDERLYING INVESTMENT COMPANIES

ALLMERICA INVESTMENT TRUST. Allmerica Investment Trust ("AIT") is an open-end, diversified, management investment company registered with the SEC under the 1940 Act. AIT was established as a Massachusetts business trust on October 11, 1984, for the purpose of providing a vehicle for the investment of assets of various separate accounts established by the Company or other affiliated insurance companies. Thirteen investment portfolios of AIT currently are available under the Contract, each issuing a series of shares: Core Equity Fund, Equity Index Fund, Government Bond Fund, Money Market Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Emerging Markets Fund, Select Growth Fund, Select Growth and

Income Fund, Select International Equity Fund, Select Investment Grade Income Fund, Select Strategic Growth Fund, and the Select Value Opportunity Fund. The assets of each Fund are held separate from the assets of the other Funds. Each Fund operates as a separate investment vehicle and the income or losses of one Fund have no effect on the investment performance of another Fund. Shares of AIT are not offered to the general public but solely to such variable accounts.

The trustees have overall responsibility for the supervision of the affairs of AIT. The Trustees have entered into a management agreement ("Management Agreement") with Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of Allmerica Financial, to handle the day-to-day affairs of AIT. AFIMS, subject to Trustee review, is responsible for the general management of the Funds. AFIMS also performs certain administrative and management services for AIT, furnishes to AIT all necessary office space, facilities and equipment and pays the compensation, if any, of officers and Trustees who are affiliated with AFIMS.

AFIMS has entered into agreements with other investment advisers ("Sub-Advisers") under which each Sub-Adviser manages the investments of one or more of the Funds of the AIT. Under each Sub-Adviser agreement, the Sub-Adviser is authorized to engage in portfolio transactions on behalf of the Fund, subject to AFIMS and the Trustees instructions. AFIMS is solely responsible for the payment of all fees for investment management services to the Sub-Advisers. The Sub-Advisers, other than Allmerica Asset Management, Inc., are not affiliated with the Company or AIT.

Other than expenses specifically assumed by AFIMS under the Management Agreement, AIT bears all expenses incurred in its operation including fees and expenses associated with the registration and qualification of AIT's shares under the Securities Act of 1933, other fees payable to the SEC, independent public accountant fees, legal and custodian fees, association membership dues, taxes, interest, insurance premiums, brokerage commissions, fees and expenses of the Trustees who are not affiliated with AFIMS, expenses for proxies, prospectuses, reports to shareholders and other expenses.

AIM VARIABLE INSURANCE FUNDS. AIM Variable Insurance Funds ("AVIF"), an open-end, series, management investment company, was organized as a Maryland corporation on January 22, 1993, changed to a Delaware business trust on May 1, 2000, and is registered with the SEC under the 1940 Act. The investment advisor for the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund is A I M Advisors, Inc. ("AIM"). AIM was organized in 1976, and, together with its subsidiaries, manages or advises over 120 investment company portfolios encompassing a broad range of investment objectives.

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. Alliance Variable Products Series Fund, Inc. ("Alliance") is registered with the SEC as an open-end, management investment company under the 1940 Act. Two of its separate investment portfolios are currently available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Alliance Capital Management, L.P. ("Alliance Capital") serves as the investment adviser to Alliance. Alliance Capital Management Corporation, the sole general partner of Alliance Capital, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company.

DELAWARE GROUP PREMIUM FUND. Delaware Group Premium Fund ("DGPF"), previously a Maryland Corporation organized on February 19, 1987 and reorganized as a Delaware business trust on December 15, 1999, is an open-end management investment company registered with the SEC under the 1940 Act. Delaware Management Company, a series of Delaware Management Business Trust ("Delaware Management") is the investment adviser for the DGPF Growth Opportunities Series. The investment advisor for the DGPF International Equity Series is Delaware International Advisers Ltd. ("Delaware International").

FIDELITY VARIABLE INSURANCE PRODUCTS FUND. Fidelity Variable Insurance Products Fund ("Fidelity VIP"), managed by Fidelity Management & Research Company ("FMR"), is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981 and registered with the SEC under the 1940 Act. Four of its investment portfolios are available under the
Contract: Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and Fidelity VIP Overseas Portfolio.

Various Fidelity companies perform certain activities required to operate Fidelity VIP. FMR is one of America's largest investment management organizations, and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. It is composed of a number of different companies which provide a variety of financial services and products. FMR is the original Fidelity Company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. As part of their operating expenses, the portfolios of Fidelity VIP pay a monthly investment management fee to FMR for managing investment and business affairs. The prospectus of Fidelity VIP contains additional information concerning the portfolios, including information about additional expenses paid by the portfolios, and should be read in conjunction with this Prospectus.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II. Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), managed by FMR (see discussion above), is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988, and registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III. Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), managed by FMR (see discussion above) is an open-end, diversified management investment company registered with the SEC under the 1940 Act. One of its investment portfolios is available under the
Contract: the Fidelity VIP III Growth Opportunities Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST. Franklin Templeton Variable Insurance Products Trust ("FT VIP") and the funds' investment managers and their affiliates manage over $224 billion in assets (as of December 31, 1999). The investment adviser to the Franklin Natural Resources Securities Fund and the Franklin Small Cap Fund is Franklin Advisers, Inc.

INVESCO VARIABLE INVESTMENT FUNDS, INC. INVESCO Variable Investment Funds, Inc. ("INVESCO VIF") is an open-end, diversified, no-load management investment company which was incorporated under the laws of Maryland on August 19, 1993. The investment adviser to the INVESCO VIF Health Sciences Fund is INVESCO Funds Group, Inc.

JANUS ASPEN SERIES. Janus Aspen Series ("Janus Aspen") is an open-end, management investment company registered with the SEC. It was organized as a Delaware business trust on May 20, 1993. Janus Capital is the investment adviser of Janus Aspen. Two of its investment portfolios are available under the
Contract: Janus Aspen Growth Portfolio, and Janus Aspen Growth and Income Portfolio.

KEMPER VARIABLE SERIES. Kemper Variable Series ("KVS"), is a series-type mutual fund registered with the SEC as an open-end, management investment company. The KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio are offered under the Contract. Scudder Kemper Investments, Inc. serves as the investment adviser of KVS.

PIONEER VARIABLE CONTRACTS TRUST. Pioneer Variable Contracts Trust ("Pioneer VCT") is an open-end, management investment company registered with the SEC under the 1940 Act. Pioneer Investment Management, Inc. ("Pioneer") is the investment adviser to the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio which are offered under the Contract. Pioneer is a wholly owned subsidiary of The Pioneer Group, Inc. ("PGI"). PGI, established in 1928, is one of America's oldest investment managers.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International Series, Inc. ("T. Rowe Price"), managed by Rowe Price-Fleming International, Inc. ("Price-Fleming"), is an open-end, diversified, management investment company organized as a Maryland corporation in 1994 and registered with the SEC under the 1940 Act. Price-Fleming, founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings, Limited, is one the largest no-load international mutual fund asset managers with approximately $42.5 billion (as of December 31, 1999) under management in its offices in Baltimore, London, Tokyo, Hong Kong, Singapore and Buenos Aires. One of its investment portfolios is available under the Contract: the T. Rowe Price International Stock Portfolio.


                                       ***


The INVESTMENT OBJECTIVES AND POLICIES section of the prospectus is replaced in its entirety by the following:

                       INVESTMENT OBJECTIVES AND POLICIES

A summary of investment objectives of each of the Underlying Funds is set forth below. MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION REGARDING THE UNDERLYING INVESTMENT COMPANIES MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. PLEASE READ THEM CAREFULLY BEFORE INVESTING. The Statements of Additional Information ("SAI") of the Underlying Funds are available upon request. There can be no assurance that the investment objectives of the Underlying Funds can be achieved or that the value of the Contract will equal or exceed the aggregate amount of the purchase payments made under the Contract.

AIT CORE EQUITY FUND -- seeks long-term growth of capital. Realization of current investment income, if any, is incidental to this objective. The Core Equity Fund is invested in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices.

AIT EQUITY INDEX FUND -- seeks to provide investment results that correspond to the aggregate price and yield performance of a representative selection of United States publicly traded common stocks. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements.

AIT MONEY MARKET FUND -- seeks maximum current income consistent with the preservation of capital and liquidity. The Money Market Fund is invested in a diversified portfolio of high-quality, short-term money market instruments.

AIT SELECT AGGRESSIVE GROWTH FUND - seeks above-average capital appreciation by investing primarily in common stocks of companies which are believed to have significant potential for capital appreciation.

AIT SELECT CAPITAL APPRECIATION FUND - seeks long-term growth of capital. Realization of income is not a significant investment consideration and any income realized on the Fund's investments will be incidental to its primary objective. The Fund will invest primarily in common stock of industries and companies which are experiencing favorable demand for their products and services, and which operate in a favorable competitive environment and regulatory climate.

AIT SELECT EMERGING MARKETS FUND - seeks long-term growth of capital by investing in the world's emerging markets.

AIT SELECT GROWTH FUND - seeks to achieve growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential.

AIT SELECT GROWTH AND INCOME FUND - seeks a combination of long-term growth of capital and current income. The Fund will invest primarily in dividend-paying common stocks and securities convertible into common stocks.

AIT SELECT INTERNATIONAL EQUITY FUND - seeks maximum long-term total return (capital appreciation and income). The Fund will invest primarily in common stocks of established non-U.S. companies.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return (including both income and capital appreciation) as is consistent with prudent investment management. The Select Investment Grade Income Fund is invested in a diversified portfolio of fixed income securities.

AIT SELECT STRATEGIC GROWTH FUND - seeks long-term growth of capital by investing primarily in common stocks of established companies.

AIT SELECT VALUE OPPORTUNITY FUND - seeks long-term growth of capital by investing principally in diversified portfolio of common stocks of small and mid-size companies whose securities at the time of purchase are considered by the Sub-Adviser to be undervalued.

AIM V.I. AGGRESSIVE GROWTH FUND - seeks to achieve long-term growth of capital by investing primarily in common stocks, convertible bonds, convertible preferred stocks and warrants of small and medium sized companies.

AIM V.I. VALUE FUND - seeks to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

ALLIANCE GROWTH AND INCOME PORTFOLIO (CLASS B) - seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend paying common stocks of good quality. The Portfolio invests primarily in stock of large, well established "blue chip" companies, fixed income and convertible securities, and securities of foreign issuers.

ALLIANCE PREMIER GROWTH PORTFOLIO (CLASS B) - seeks growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities in a small number (40-50) of intensely researched U.S. companies.

DGPF GROWTH OPPORTUNITIES SERIES (SERVICE CLASS) - seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth.

DGPF INTERNATIONAL EQUITY SERIES - seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income.

FIDELITY VIP EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

FIDELITY VIP GROWTH PORTFOLIO - seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation also may be found in other types of securities, including bonds and preferred stocks.

FIDELITY VIP HIGH INCOME PORTFOLIO - seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated fixed-income securities (commonly referred to as "junk bonds"), while also considering growth of capital. These securities are often considered to be speculative and involve greater risk of default or price changes than securities assigned a high quality rating. For more information about these lower-rated securities, see the Fidelity VIP prospectus.

FIDELITY VIP OVERSEAS PORTFOLIO - seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VIP II ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term money market instruments.

FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS 2) - seeks to provide capital growth by primarily investing in common stocks of domestic and foreign issuers. The Portfolio may also invest in other types of securities including bonds.

FRANKLIN NATURAL RESOURCES SECURITIES FUND (CLASS 2) - seeks capital appreciation. The secondary goal is to provide current income. The Fund invests primarily in equity securities of companies principally engaged in the natural resources sector.

FRANKLIN SMALL CAP FUND (CLASS 2) - seeks capital growth. The Fund invests primarily in equity securities of small cap U.S. companies.

INVESCO VIF HEALTH SCIENCES FUND - seeks to make an investment grow. The fund is aggressively managed and invests primarily in equity securities of companies that develop, produce or distribute products or services related to health care.

JANUS ASPEN GROWTH PORTFOLIO (SERVICE SHARES) - seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio invests primarily in common stocks of larger, more established companies selected for their growth potential.

JANUS ASPEN GROWTH AND INCOME PORTFOLIO (SERVICE SHARES) - seeks long-term capital growth and income. The Portfolio normally emphasizes investments in common stocks.

KVS DREMAN FINANCIAL SERVICES PORTFOLIO - seeks long-term capital appreciation by investing primarily in common stocks and other equity securities of companies in the financial services industry believed by the Portfolio's investment manager to be undervalued.

KEMPER TECHNOLOGY GROWTH PORTFOLIO - seeks growth of capital.

PIONEER EMERGING MARKETS VCT PORTFOLIO (CLASS II) - seeks to invest in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE GROWTH VCT PORTFOLIO (CLASS II) - seeks to invest primarily in REITs and other real estate industry companies for long-term growth of capital. Current income is the portfolio's secondary investment objective.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO - seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

CERTAIN UNDERLYING FUNDS HAVE INVESTMENT OBJECTIVES AND/OR POLICIES SIMILAR TO THOSE OF OTHER UNDERLYING FUNDS. THEREFORE, TO CHOOSE SUB-ACCOUNTS WHICH BEST MEET INDIVIDUAL NEEDS AND OBJECTIVES, CAREFULLY READ THE UNDERLYING FUND PROSPECTUSES.

If there is a material change in the investment policy of a Sub-Account or the Fund in which it invests, the Owner will be notified of the change. If the Owner has Accumulated Value allocated to that Fund, he or she may have the Accumulated Value reallocated without charge to another Fund or to the Fixed Account, where available, on written request received by the Company within sixty (60) days of the later of (1) the effective date of such change in the investment policy, or
(2) the receipt of the notice of the Owner's right to transfer.


                                       ***


The third sentence of the second paragraph of "A. Payments" under DESCRIPTION OF THE CONTRACT is replaced by the following:

The initial net payment is credited to the Contract and allocated among the requested investment options (you may request allocations up to seventeen variable Sub-Accounts, in addition to the AIT Money Market Fund, at one time) as of the date that all issue requirements are properly met.

                                       ***


The Performance Tables found in APPENDIX B and APPENDIX C are replaced in their entirety by the following:

                                   APPENDIX B
                               PERFORMANCE TABLES
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                         SUB-ACCOUNT     FOR YEAR                      SINCE
                                                          INCEPTION       ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE         12/31/99      5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................       9/4/91          19.18%      22.83%         16.00%
AIT Equity Index Fund................................       9/4/91          10.48%      25.46%         17.52%
AIT Government Bond Fund.............................       9/8/91          -8.37%       3.83%          4.45%
AIT Money Market Fund................................       9/9/91          -3.84%       3.05%          3.15%
AIT Select Aggressive Growth Fund....................      9/16/92          28.38%      20.92%         18.16%
AIT Select Capital Appreciation Fund.................      4/30/95          15.41%        N/A          19.01%
AIT Select Emerging Markets Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Growth Fund...............................      9/16/92          19.73%      26.74%         18.13%
AIT Select Growth and Income Fund....................      9/16/92           8.54%      19.36%         14.05%
AIT Select International Equity Fund.................       5/3/94          21.61%      16.17%         13.29%
AIT Select Investment Grade Income Fund..............       9/5/91          -9.53%       4.94%          5.55%
AIT Select Strategic Growth Fund.....................        N/A*            N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund....................       5/2/93         -13.01%      11.14%          9.62%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*        N/A*           N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*        N/A*           N/A*
DGPF Growth Opportunities Series.....................        N/A*            N/A*        N/A*           N/A*
DGPF International Equity Series.....................       5/6/93           5.96%      10.85%         10.46%
Fidelity VIP Equity-Income Portfolio.................       9/5/91          -3.07%      16.13%         14.97%
Fidelity VIP Growth Portfolio........................       9/5/91          27.14%      27.28%         20.66%
Fidelity VIP High Income Portfolio...................      9/24/91          -1.23%       8.44%         10.34%
Fidelity VIP Overseas Portfolio......................       9/5/91          32.44%      15.01%         11.74%
Fidelity VIP II Asset Manager Portfolio..............       5/4/94           1.53%      13.33%         11.31%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*            N/A*        N/A*           N/A*
Franklin Natural Resources Securities Fund...........        N/A*            N/A*        N/A*           N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio..............        N/A*            N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*        N/A*           N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*            N/A*        N/A*           N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*            N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          23.29%        N/A          13.12%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                         SUB-ACCOUNT     FOR YEAR                      SINCE
                                                          INCEPTION       ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE         12/31/99      5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................       9/4/91           27.46%      23.46%         16.25%
AIT Equity Index Fund..............................       9/4/91           18.67%      25.96%         17.67%
AIT Government Bond Fund...........................       9/8/91           -1.22%       4.71%          4.58%
AIT Money Market Fund..............................       9/9/91            3.66%       3.96%          3.29%
AIT Select Aggressive Growth Fund..................       9/16/92          36.65%      21.57%         18.44%
AIT Select Capital Appreciation Fund...............       4/30/95          23.55%        N/A          19.67%
AIT Select Emerging Markets Fund...................        N/A*             N/A*        N/A*           N/A*
AIT Select Growth Fund.............................       9/16/92          27.92%      27.23%         18.36%
AIT Select Growth and Income Fund..................       9/16/92          16.71%      19.96%         14.30%
AIT Select International Equity Fund...............       5/3/94           29.81%      16.86%         13.84%
AIT Select Investment Grade Income Fund............       9/5/91           -2.41%       5.85%          5.73%
AIT Select Strategic Growth Fund...................        N/A*             N/A*        N/A*           N/A*
AIT Select Value Opportunity Fund..................       5/2/93           -6.08%      11.91%         10.01%
AIM V.I. Aggressive Growth Fund....................        N/A*             N/A*        N/A*           N/A*
AIM V.I. Value Fund................................        N/A*             N/A*        N/A*           N/A*
Alliance Growth and Income Portfolio...............        N/A*             N/A*        N/A*           N/A*
Alliance Premier Growth Portfolio..................        N/A*             N/A*        N/A*           N/A*
DGPF Growth Opportunities Series...................        N/A*             N/A*        N/A*           N/A*
DGPF International Equity Series...................       5/6/93           14.08%      11.61%         10.81%
Fidelity VIP Equity-Income Portfolio...............       9/5/91            4.79%      16.92%         15.24%
Fidelity VIP Growth Portfolio......................       9/5/91           35.45%      27.89%         20.92%
Fidelity VIP High Income Portfolio.................       9/24/91           6.59%       9.28%         10.50%
Fidelity VIP Overseas Portfolio....................       9/5/91           40.56%      15.69%         11.91%
Fidelity VIP II Asset Manager Portfolio............       5/4/94            9.48%      13.98%         11.79%
Fidelity VIP III Growth Opportunities Portfolio....        N/A*             N/A*        N/A*           N/A*
Franklin Natural Resources Securities Fund.........        N/A*             N/A*        N/A*           N/A*
Franklin Small Cap Fund............................        N/A*             N/A*        N/A*           N/A*
INVESCO VIF Health Sciences Fund...................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth Portfolio.......................        N/A*             N/A*        N/A*           N/A*
Janus Aspen Growth and Income Portfolio............        N/A*             N/A*        N/A*           N/A*
KVS Dreman Financial Services Portfolio............        N/A*             N/A*        N/A*           N/A*
Kemper Technology Growth Portfolio.................        N/A*             N/A*        N/A*           N/A*
Pioneer Emerging Markets VCT Portfolio.............        N/A*             N/A*        N/A*           N/A*
Pioneer Real Estate Growth VCT Portfolio...........        N/A*             N/A*        N/A*           N/A*
T. Rowe Price International Stock Portfolio........       5/1/95           31.39%        N/A          13.88%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                     10 YEARS OR
                                                         UNDERLYING       FOR YEAR                      SINCE
                                                            FUND            ENDED                    INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND               INCEPTION DATE     12/31/99      5 YEARS        IF LESS
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund................................       4/29/85          19.18%      22.83%         15.50%
AIT Equity Index Fund...............................       9/28/90          10.48%      25.46%         18.85%
AIT Government Bond Fund............................       8/26/91          -8.37%       3.83%          4.27%
AIT Money Market Fund...............................       4/29/85          -3.84%       3.05%          3.70%
AIT Select Aggressive Growth Fund...................       8/21/92          28.38%      20.92%         18.71%
AIT Select Capital Appreciation Fund................       4/28/95          15.41%        N/A          19.01%
AIT Select Emerging Markets Fund....................       2/20/98          55.33%        N/A           9.64%
AIT Select Growth Fund..............................       8/21/92          19.73%      26.74%         18.62%
AIT Select Growth and Income Fund...................       8/21/92           8.54%      19.36%         14.01%
AIT Select International Equity Fund................       5/2/94           21.61%      16.17%         13.28%
AIT Select Investment Grade Income Fund.............       4/29/85          -9.53%       4.94%          6.06%
AIT Select Strategic Growth Fund....................       2/20/98           6.37%        N/A           1.13%
AIT Select Value Opportunity Fund...................       4/30/93         -13.01%      11.14%          9.61%
AIM V.I. Aggressive Growth Fund.....................       5/1/98           34.56%        N/A          17.65%
AIM V.I. Value Fund.................................       5/5/93           20.01%      24.97%         20.97%
Alliance Growth and Income Portfolio................       1/14/91           1.85%      21.65%         13.70%
Alliance Premier Growth Portfolio...................       6/26/92          22.39%      33.74%         24.27%
DGPF Growth Opportunities Series....................       7/12/91          52.56%      24.69%         14.70%
DGPF International Equity Series....................      10/29/92           5.96%      10.85%          9.91%
Fidelity VIP Equity-Income Portfolio................       10/9/86          -3.07%      16.13%         12.61%
Fidelity VIP Growth Portfolio.......................       10/9/86          27.14%      27.28%         18.00%
Fidelity VIP High Income Portfolio..................       9/19/85          -1.23%       8.44%         10.74%
Fidelity VIP Overseas Portfolio.....................       1/28/87          32.44%      15.01%          9.72%
Fidelity VIP II Asset Manager Portfolio.............       9/6/89            1.53%      13.33%         11.49%
Fidelity VIP III Growth Opportunities Portfolio.....       1/3/95           -4.64%       N/A           19.15%
Franklin Natural Resources Securities Fund..........       1/24/89          21.98%      -5.70%         -1.34%
Franklin Small Cap Fund.............................       11/1/95          85.58%       N/A           27.08%
INVESCO VIF Health Sciences Fund....................       5/22/97          -4.67%       N/A           11.45%
Janus Aspen Growth Portfolio........................       9/13/93          33.91%      27.62%         22.04%
Janus Aspen Growth and Income Portfolio.............       5/1/98           63.51%       N/A           48.98%
KVS Dreman Financial Services Portfolio............        5/4/98          -13.17%       N/A          -10.18%
Kemper Technology Growth Portfolio..................       5/3/99             N/A         N/A          67.11%
Pioneer Emerging Markets VCT Portfolio..............      10/30/98          68.14%        N/A          60.62%
Pioneer Real Estate Growth VCT Portfolio............      10/30/98         -12.60%        N/A           5.83%
T. Rowe Price International Stock Portfolio.........       3/31/94          23.29%      12.88%         11.33%

                                    TABLE 2B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                    10 YEARS OR
                                                         UNDERLYING       FOR YEAR                      SINCE
                                                       FUND INCEPTION       ENDED                    INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                   DATE           12/31/99      5 YEARS        IF LESS
-----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................       4/29/85          27.46%      23.46%         15.68%
AIT Equity Index Fund..............................       9/28/90          18.67%      25.96%         18.95%
AIT Government Bond Fund...........................       8/26/91          -1.22%       4.71%          4.40%
AIT Money Market Fund..............................       4/29/85           3.66%       3.96%          3.73%
AIT Select Aggressive Growth Fund..................       8/21/92          36.65%      21.57%         18.98%
AIT Select Capital Appreciation Fund...............       4/28/95          23.55%        N/A          19.67%
AIT Select Emerging Markets Fund...................       2/20/98          63.34%        N/A          13.57%
AIT Select Growth Fund.............................       8/21/92          27.92%      27.23%         18.84%
AIT Select Growth and Income Fund..................       8/21/92          16.71%      19.96%         14.26%
AIT Select International Equity Fund...............       5/2/94           29.81%      16.86%         13.83%
AIT Select Investment Grade Income Fund............       4/29/85          -2.41%       5.85%          6.15%
AIT Select Strategic Growth Fund...................       2/20/98          14.38%        N/A           5.29%
AIT Select Value Opportunity Fund..................       4/30/93          -6.08%      11.91%         10.00%
AIM V.I. Aggressive Growth Fund....................       5/1/98           42.57%        N/A          21.92%
AIM V.I. Value Fund................................       5/5/93           28.02%      25.39%         21.18%
Alliance Growth and Income Portfolio...............       1/14/91           9.75%      22.11%         13.79%
Alliance Premier Growth Portfolio..................       6/26/92          30.39%      34.06%         24.37%
DGPF Growth Opportunities Series...................       7/12/91          60.56%      25.11%         14.79%
DGPF International Equity Series...................      10/29/92          14.08%      11.61%         10.17%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.79%      16.92%         12.86%
Fidelity VIP Growth Portfolio......................       10/9/86          35.45%      27.89%         18.24%
Fidelity VIP High Income Portfolio.................       9/19/85           6.59%       9.28%         10.83%
Fidelity VIP Overseas Portfolio....................       1/28/87          40.56%      15.69%          9.84%
Fidelity VIP II Asset Manager Portfolio............       9/6/89            9.48%      13.98%         11.53%
Fidelity VIP III Growth Opportunities Portfolio....       1/3/95            2.76%        N/A          19.75%
Franklin Natural Resources Securities Fund.........       1/24/89          29.99%      -4.82%         -1.33%
Franklin Small Cap Fund............................       11/1/95          93.59%        N/A          27.76%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.34%        N/A          19.46%
Janus Aspen Growth Portfolio.......................       9/13/93          41.92%      28.00%         22.26%
Janus Aspen Growth and Income Portfolio............       5/1/98           71.52%        N/A          52.63%
KVS Dreman Financial Services Portfolio...........        5/4/98           -6.43%        N/A          -6.04%
Kemper Technology Growth Portfolio.................       5/3/99            N/A          N/A          75.12%
Pioneer Emerging Markets VCT Portfolio.............      10/30/98          76.15%        N/A          66.92%
Pioneer Real Estate Growth VCT Portfolio...........      10/30/98          -5.81%        N/A           6.81%
T. Rowe Price International Stock Portfolio........       3/31/94          31.39%      13.56%         11.82%

                                   APPENDIX C
                               PERFORMANCE TABLES
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                                    TABLE 1A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                         SUB-ACCOUNT     FOR YEAR                      SINCE
                                                          INCEPTION       ENDED                     INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE         12/31/99      5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................      4/20/94          19.24%       22.88%        20.66%
AIT Equity Index Fund................................      4/21/94          10.48%       25.47%        22.83%
AIT Government Bond Fund.............................      4/20/94          -8.36%        3.84%         3.48%
AIT Money Market Fund................................      4/10/94          -3.85%        3.03%         3.15%
AIT Select Aggressive Growth Fund....................      4/20/94          28.37%       20.91%        18.65%
AIT Select Capital Appreciation Fund.................      4/30/95          15.40%        N/A          18.99%
AIT Select Emerging Markets Fund.....................        N/A*            N/A*         N/A*          N/A*
AIT Select Growth Fund...............................      4/20/94          19.70%       26.72%        24.36%
AIT Select Growth and Income Fund....................      4/20/94           8.55%       19.36%        17.48%
AIT Select International Equity Fund.................       5/3/94          21.61%       16.17%        13.29%
AIT Select Investment Grade Income Fund..............      4/21/94          -9.49%        4.99%         4.31%
AIT Select Strategic Growth Fund.....................        N/A*            N/A*         N/A*          N/A*
AIT Select Value Opportunity Fund....................      4/20/94         -13.03%       11.13%         9.30%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*         N/A*          N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*         N/A*          N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*         N/A*          N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*         N/A*          N/A*
DGPF Growth Opportunities Series.....................        N/A*            N/A*         N/A*          N/A*
DGPF International Equity Series.....................      4/20/94           5.97%       10.87%         9.44%
Fidelity VIP Equity-Income Portfolio.................      4/20/94          -3.05%       16.14%        15.54%
Fidelity VIP Growth Portfolio........................      4/20/94          27.14%       27.27%        25.15%
Fidelity VIP High Income Portfolio...................      4/20/94          -1.27%        8.41%         7.35%
Fidelity VIP Overseas Portfolio......................      4/20/94          32.45%       15.02%        12.70%
Fidelity VIP II Asset Manager Portfolio..............      5/11/94           1.54%       13.32%        11.53%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*            N/A*         N/A*          N/A*
Franklin Natural Resources Securities Fund...........        N/A*            N/A*         N/A*          N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*         N/A*          N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*         N/A*          N/A*
KVS Dreman Financial Services Portfolio.............         N/A*            N/A*         N/A*          N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*         N/A*          N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*            N/A*         N/A*          N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*            N/A*         N/A*          N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          23.26%        N/A          13.09%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 1B
            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                         SINCE INCEPTION OF SUB-ACCOUNT
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                         SUB-ACCOUNT      FOR YEAR                      SINCE
                                                          INCEPTION         ENDED                    INCEPTION OF
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                    DATE          12/31/99      5 YEARS       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund.................................      4/20/94          27.46%       23.46%        21.10%
AIT Equity Index Fund................................      4/21/94          18.67%       25.96%        23.20%
AIT Government Bond Fund.............................      4/20/94          -1.22%        4.71%         4.10%
AIT Money Market Fund................................      4/10/94           3.66%        3.96%         3.81%
AIT Select Aggressive Growth Fund....................      4/20/94          36.65%       21.57%        19.18%
AIT Select Capital Appreciation Fund.................      4/30/95          23.55%        N/A          19.67%
AIT Select Emerging Markets Fund.....................        N/A*            N/A*         N/A*          N/A*
AIT Select Growth Fund...............................      4/20/94          27.92%       27.23%        24.74%
AIT Select Growth and Income Fund....................      4/20/94          16.71%       19.96%        17.93%
AIT Select International Equity Fund.................       5/3/94          29.81%       16.86%        13.84%
AIT Select Investment Grade Income Fund..............      4/21/94          -2.41%        5.85%         4.94%
AIT Select Strategic Growth Fund.....................        N/A*            N/A*         N/A*          N/A*
AIT Select Value Opportunity Fund....................      4/20/94          -6.08%       11.91%         9.90%
AIM V.I. Aggressive Growth Fund......................        N/A*            N/A*         N/A*          N/A*
AIM V.I. Value Fund..................................        N/A*            N/A*         N/A*          N/A*
Alliance Growth and Income Portfolio.................        N/A*            N/A*         N/A*          N/A*
Alliance Premier Growth Portfolio....................        N/A*            N/A*         N/A*          N/A*
DGPF Growth Opportunities Series.....................        N/A*            N/A*         N/A*          N/A*
DGPF International Equity Series.....................      4/20/94          14.08%       11.61%         9.99%
Fidelity VIP Equity-Income Portfolio.................      4/20/94           4.79%       16.92%        16.13%
Fidelity VIP Growth Portfolio........................      4/20/94          35.45%       27.89%        25.65%
Fidelity VIP High Income Portfolio...................      4/20/94           6.59%        9.28%         8.01%
Fidelity VIP Overseas Portfolio......................      4/20/94          40.56%       15.69%        13.21%
Fidelity VIP II Asset Manager Portfolio..............      5/11/94           9.48%       13.98%        12.01%
Fidelity VIP III Growth Opportunities Portfolio......        N/A*            N/A*         N/A*          N/A*
Franklin Natural Resources Securities Fund...........        N/A*            N/A*         N/A*          N/A*
Franklin Small Cap Fund..............................        N/A*            N/A*         N/A*          N/A*
INVESCO VIF Health Sciences Fund.....................        N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth Portfolio.........................        N/A*            N/A*         N/A*          N/A*
Janus Aspen Growth and Income Portfolio..............        N/A*            N/A*         N/A*          N/A*
KVS Dreman Financial Services Portfolio.............         N/A*            N/A*         N/A*          N/A*
Kemper Technology Growth Portfolio...................        N/A*            N/A*         N/A*          N/A*
Pioneer Emerging Markets VCT Portfolio...............        N/A*            N/A*         N/A*          N/A*
Pioneer Real Estate Growth VCT Portfolio.............        N/A*            N/A*         N/A*          N/A*
T. Rowe Price International Stock Portfolio..........       5/1/95          31.39%        N/A          13.87%

*This is a new Sub-Account so there are no historical figures for this Sub-Account.

                                    TABLE 2A
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
                (ASSUMING COMPLETE WITHDRAWAL OF THE INVESTMENT)

                                                                                                    10 YEARS OR
                                                         UNDERLYING     FOR YEAR                       SINCE
                                                      FUND INCEPTION     ENDED                       INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                   DATE         12/31/99      5 YEARS         IF LESS
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................       4/29/85          19.24%       22.88%        15.50%
AIT Equity Index Fund..............................       9/28/90          10.48%       25.47%        18.85%
AIT Government Bond Fund...........................       8/26/91          -8.36%        3.84%         4.58%
AIT Money Market Fund..............................       4/29/85          -3.85%        3.03%         3.67%
AIT Select Aggressive Growth Fund..................       8/21/92          28.37%       20.91%        18.69%
AIT Select Capital Appreciation Fund...............       4/28/95          15.40%         N/A         18.99%
AIT Select Emerging Markets Fund...................       2/20/98          55.33%         N/A          9.64%
AIT Select Growth Fund.............................       8/21/92          19.70%       26.72%        18.60%
AIT Select Growth and Income Fund..................       8/21/92           8.55%       19.36%        14.01%
AIT Select International Equity Fund...............       5/2/94           21.61%       16.17%        13.28%
AIT Select Investment Grade Income Fund............       4/29/85          -9.49%        4.99%         6.10%
AIT Select Strategic Growth Fund...................       2/20/98           6.37%         N/A          1.13%
AIT Select Value Opportunity Fund..................       4/30/93         -13.03%       11.13%         9.58%
AIM V.I. Aggressive Growth Fund....................       5/1/98           34.56%         N/A         17.65%
AIM V.I. Value Fund................................       5/5/93           20.01%       24.97%        20.97%
Alliance Growth and Income Portfolio...............       1/14/91           1.85%       21.65%        13.70%
Alliance Premier Growth Portfolio..................       6/26/92          22.39%       33.74%        24.27%
DGPF Growth Opportunities Series...................       7/12/91          52.56%       24.69%        14.70%
DGPF International Equity Series...................      10/29/92           5.97%       10.87%        10.26%
Fidelity VIP Equity-Income Portfolio...............       10/9/86          -3.05%       16.14%        12.71%
Fidelity VIP Growth Portfolio......................       10/9/86          27.14%       27.27%        17.98%
Fidelity VIP High Income Portfolio.................       9/19/85          -1.27%        8.41%        10.71%
Fidelity VIP Overseas Portfolio....................       1/28/87          32.45%       15.02%         9.73%
Fidelity VIP II Asset Manager Portfolio............       9/6/89            1.54%       13.32%        11.48%
Fidelity VIP III Growth Opportunities Portfolio....       1/3/95           -4.64%         N/A         19.15%
Franklin Natural Resources Securities Fund                1/24/89          21.98%       -5.70%        -1.34%
Franklin Small Cap Fund............................       11/1/95          85.58%         N/A         27.08%
INVESCO VIF Health Sciences Fund...................       5/22/97          -4.67%         N/A         11.45%
Janus Aspen Growth Portfolio.......................       9/13/93          33.91%       27.62%        22.04%
Janus Aspen Growth and Income Portfolio............       5/1/98           63.51%         N/A         48.98%
KVS Dreman Financial Services Portfolio...........        5/4/98          -13.17%         N/A        -10.18%
Kemper Technology Growth Portfolio.................       5/3/99             N/A          N/A         67.11%
Pioneer Emerging Markets VCT Portfolio.............      10/30/98          68.14%         N/A         60.62%
Pioneer Real Estate Growth VCT Portfolio...........      10/30/98         -12.60%         N/A          5.83%
T. Rowe Price International Stock Portfolio........       3/31/94          23.26%       12.85%        11.30%

                                    TABLE 2B

            SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT
                      FOR PERIODS ENDING DECEMBER 31, 1999
                       SINCE INCEPTION OF UNDERLYING FUND
         (ASSUMING NO WITHDRAWAL OF THE INVESTMENT AND NO CONTRACT FEES)

                                                                                                    10 YEARS OR
                                                         UNDERLYING      FOR YEAR                      SINCE
                                                       FUND INCEPTION      ENDED                     INCEPTION
SUB-ACCOUNT INVESTING IN UNDERLYING FUND                   DATE          12/31/99      5 YEARS        IF LESS
----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund...............................       4/29/85          27.46%       23.46%        15.64%
AIT Equity Index Fund..............................       9/28/90          18.67%       25.96%        18.94%
AIT Government Bond Fund...........................       8/26/91          -1.22%        4.71%         4.69%
AIT Money Market Fund..............................       4/29/85           3.66%        3.96%         3.73%
AIT Select Aggressive Growth Fund..................       8/21/92          36.65%       21.57%        18.97%
AIT Select Capital Appreciation Fund...............       4/28/95          23.55%         N/A         19.67%
AIT Select Emerging Markets Fund...................       2/20/98          63.34%         N/A         13.57%
AIT Select Growth Fund.............................       8/21/92          27.92%       27.23%        18.83%
AIT Select Growth and Income Fund..................       8/21/92          16.71%       19.96%        14.25%
AIT Select International Equity Fund...............       5/2/94           29.81%       16.86%        13.83%
AIT Select Investment Grade Income Fund............       4/29/85          -2.41%        5.85%         6.15%
AIT Select Strategic Growth Fund...................       2/20/98          14.38%         N/A          5.29%
AIT Select Value Opportunity Fund..................       4/30/93          -6.08%       11.91%         9.98%
AIM V.I. Aggressive Growth Fund....................       5/1/98           42.57%         N/A         21.92%
AIM V.I. Value Fund................................       5/5/93           28.02%       25.39%        21.18%
Alliance Growth and Income Portfolio...............       1/14/91           9.75%       22.11%        13.79%
Alliance Premier Growth Portfolio..................       6/26/92          30.39%       34.06%        24.37%
DGPF Growth Opportunities Series...................       7/12/91          60.56%       25.11%        14.79%
DGPF International Equity Series...................      10/29/92          14.08%       11.61%        10.50%
Fidelity VIP Equity-Income Portfolio...............       10/9/86           4.79%       16.92%        12.95%
Fidelity VIP Growth Portfolio......................       10/9/86          35.45%       27.89%        18.23%
Fidelity VIP High Income Portfolio.................       9/19/85           6.59%        9.28%        10.83%
Fidelity VIP Overseas Portfolio....................       1/28/87          40.56%       15.69%         9.84%
Fidelity VIP II Asset Manager Portfolio............       9/6/89            9.48%       13.98%        11.53%
Fidelity VIP III Growth Opportunities Portfolio....       1/3/95            2.76%         N/A         19.75%
Franklin Natural Resources Securities Fund.........       1/24/89          29.99%       -4.82%        -1.33%
Franklin Small Cap Fund............................       11/1/95          93.59%         N/A         27.76%
INVESCO VIF Health Sciences Fund...................       5/22/97           3.34%         N/A         19.46%
Janus Aspen Growth Portfolio.......................       9/13/93          41.92%       28.00%        22.26%
Janus Aspen Growth and Income Portfolio............       5/1/98           71.52%         N/A         52.63%
KVS Dreman Financial Services Portfolio...........        5/4/98           -6.43%         N/A         -6.04%
Kemper Technology Growth Portfolio.................       5/3/99             N/A          N/A         75.12%
Pioneer Emerging Markets VCT Portfolio.............      10/30/98          76.15%         N/A         66.92%
Pioneer Real Estate Growth VCT Portfolio...........      10/30/98          -5.81%         N/A          6.81%
T. Rowe Price International Stock Portfolio........       3/31/94          31.39%       13.56%        11.82%

SUPPLEMENT DATED AUGUST 1, 2000

                              SEPARATE ACCOUNT VA-K
                   (ALLMERICA ADVANTAGE AND EXECANNUITY PLUS)

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                       SUPPLEMENT DATED AUGUST 1, 2000 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2000


                                       ***


The first page of the Statement of Additional Information provides that Separate Account VA-K invests in shares of Allmerica Investment Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, T. Rowe Price International Series, Inc. and Delaware Group Premium Fund. This reference to the underlying fund companies will be replaced by the following:

INVESTING IN SHARES OF THE UNDERLYING FUNDS


                                       ***


The third and fourth paragraphs under GENERAL INFORMATION AND HISTORY are replaced in their entirety with the following:

Currently, 35 Sub-Accounts of the Variable Account are available under the Allmerica Advantage contract (the "Contract") and ExecAnnuity Plus contract (Forms A3018-94), a predecessor contract no longer being sold. Each Sub-Account invests in a corresponding investment portfolio of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AVIF"), Alliance Variable Products Series Fund, Inc. ("Alliance"), Delaware Group Premium Fund ("DGPF"), Fidelity Variable Insurance Products Fund ("Fidelity VIP"), Fidelity Variable Insurance Products Fund II ("Fidelity VIP II"), Fidelity Variable Insurance Products Fund III ("Fidelity VIP III"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), INVESCO Variable Investment Funds, Inc. ("INVESCO VIF"), Janus Aspen Series ("Janus Aspen"), Kemper Variable Series ("KVS"), Pioneer Variable Contracts Trust ("Pioneer VCT") and T. Rowe Price International Series, Inc. ("T. Rowe Price").

AIT, AVIF, Alliance, DGPF, Fidelity VIP, Fidelity VIP II, Fidelity VIP III, FT VIP, INVESCO VIF, Janus Aspen, KVS, Pioneer VCT and T. Rowe Price, are open-end, diversified management investment companies. Thirteen funds of AIT are available under the Contract: the Core Equity Fund (formerly the Growth Fund), Equity Index Fund, Government Bond Fund, Money Market Fund, Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select Emerging Markets Fund, Select Growth Fund, Select Growth and Income Fund, Select International Equity Fund, Select Investment Grade Income Fund, Select Strategic Growth Fund, and the Select Value Opportunity Fund. Two funds of AVIF are available under the
Contract: the AIM V.I. Aggressive Growth Fund and the AIM V.I. Value Fund. Two portfolios of Alliance are available under the Contract: the Alliance Growth and Income Portfolio and the Alliance Premier Growth Portfolio. Two series of DGPF are available under the Contract: the DGPF International Equity Series and the DGPF Growth Opportunities Series. Four portfolios of Fidelity VIP are available under the Contract: the Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio and the Fidelity VIP Overseas Portfolio. One portfolio of Fidelity VIP II is available under the
Contract: the Fidelity VIP II Asset Manager Portfolio. One Fidelity VIP III portfolio is available under the Contract: the Fidelity VIP III Growth Opportunities Portfolio. Two

FT VIP funds are available under the Contract: the Franklin Natural Resources Securities Fund and the Franklin Small Cap Fund. One fund of INVESCO VIF is available under the Contract: the INVESCO VIF Health Sciences Fund. Two Janus Aspen portfolios are available under the Contract: the Janus Aspen Growth Portfolio and the Janus Aspen Growth and Income Portfolio. Two KVS portfolios are available under the Contract: the KVS Dreman Financial Services Portfolio and the Kemper Technology Growth Portfolio. Two Pioneer VCT portfolios are available under the Contract: the Pioneer Emerging Markets VCT Portfolio and the Pioneer Real Estate Growth VCT Portfolio. The T. Rowe Price International Stock Portfolio of T. Rowe Price is available under the Contract. Each fund available under the Contract (together, the "Underlying Funds") has its own investment objectives and certain attendant risks.



                                       ***


SUPPLEMENT DATED AUGUST 1, 2000

                            PART C. OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for First Allmerica Financial Life Insurance Company and Financial Statements for Separate Account VA-K of First Allmerica Financial Life Insurance Company were previously filed in Registrant's Post-Effective Amendment No. 11 on April 28, 2000, and are incorporated by reference herein.

     Financial Statements Included in Part C
     None

     (b) EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated August 20, 1991 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3    (a) Underwriting and Administrative Services Agreement was
                      previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (b) Sales Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                  (c) General Agent's Agreement was previously filed on April
                      24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (d) Career Agent Agreement with Commission Schedule was
                      previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

     EXHIBIT 4 Policy Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Specimen Policy Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

     EXHIBIT 5 Application Form was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein. Specimen Application Form B was previously filed on May 1, 1996 in Post-Effective Amendment No. 6, and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws, as amended to reflect its name change, were previously filed on October 1, 1995 in Post-Effective Amendment No. 4, and are incorporated by reference herein. The Depositor's Revised Bylaws were previously filed on April 30, 1996 in Post-Effective Amendment No. 5, and are incorporated by reference herein.

     EXHIBIT 7    Not Applicable.

     EXHIBIT 8    (a) Fidelity Services Agreement was previously filed on April
                      30, 1996 in Post-Effective Amendment No. 5, and is incorporated by reference herein.

                  (b) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                  (c) Fidelity Service Contract, effective January 1, 1997, was previously filed on May 1, 1997 in Post-Effective Amendment No. 8, and is incorporated by reference herein.

                  (d) T. Rowe Price Service Agreement was previously filed on
                      April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and are incorporated by reference herein.

                  (f) Directors' Power of Attorney is filed herewith.

     EXHIBIT 9    Opinion of Counsel is filed herewith.

     EXHIBIT 10   Consent of Independent Accountants is filed herewith.

     EXHIBIT 11   None.

     EXHIBIT 12   None.

     EXHIBIT 13 Schedule for Computation of Performance Quotations was previously filed on October 18, 1994 in a post-effective amendment, and is incorporated by reference herein.

     EXHIBIT 14   Not Applicable.

     EXHIBIT 15   (a) Participation Agreement between the Company and
                      Allmerica Investment Trust dated March 22, 2000 was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No.
                      11, and is incorporated by reference herein.

                  (b) Amendment dated March 29, 2000 and Amendment dated
                      November 13, 1998 to the

                      Variable Insurance Products Fund Participation Agreement was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No. 11, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (c) Amendment dated March 29, 2000 and Amendment dated October
                      4, 1999 to the Variable Insurance Products Fund II Participation Agreement was previously filed on April 28, 2000 in Registrant's Post-Effective Amendment No. 11, and is incorporated by reference herein. Participation Agreement, as amended, with Variable Insurance Products Fund II was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (d) Form of Amendment to the Delaware Group Premium Fund
                      Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114, and is incorporated by reference herein. Form of Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (e) Participation Agreement with T. Rowe Price International
                      Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 9, and is incorporated by reference herein.

                  (f) Form of Amendment was previously filed in April 2000 in
                      Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein. Participation Agreement with AIM Variable Insurance Funds, Inc. was previously filed on August 27, 1998 in Post-Effective Amendment No. 2 in Registration Statement No. 333-16929/811-7747, and is incorporated by reference herein.

                  (g) Form of Participation Agreement with Alliance was
                      previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (h) Form of Participation Agreement with Franklin Templeton was previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-71054/811-8114 and is incorporated by reference herein.

                  (i) Participation Agreement with INVESCO was previously filed on April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (j) Participation Agreement with Janus was previously filed on
                      April 26, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87105/811-8114, and is incorporated by reference herein.

                  (k) Amendment to Kemper Participation Agreement was previously filed in April 2000 in Post-Effective Amendment No. 6 of Registration Statement No. 333-10285/811-7769 and is incorporated by reference herein. Participation Agreement with Kemper was previously filed on November 6, 1996 in Pre-Effective Amendment No. 1 in Registration Statement No. 333-10285/811-7769, and is incorporated by reference herein.

                  (l) Form of Amendment to Pioneer Participation Agreement was
                      previously filed in April 2000 in Post-Effective Amendment No. 12 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 8 of Registration Statement No. 33-86664/811-8872, and is incorporated by reference herein.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

     The principal business address of all the following Directors and Officers is:
     440 Lincoln Street
     Worcester, Massachusetts 01553

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY            PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------            ----------------------------------------------
Bruce C. Anderson                         Director (since 1996), Vice President (since 1984) and
  Director                                Assistant Secretary (since 1992) of First Allmerica

Warren E. Barnes                          Vice President (since 1996) and Corporate Controller (since
  Vice President and                      1998) of First Allmerica
  Corporate Controller

Mark R. Colborn                           Director (since 2000) and Vice President (since 1992) of
  Director and Vice President             First Allmerica

Charles F. Cronin                         Secretary (since 2000) and Counsel (since 1996) of First
  Secretary                               Allmerica; Counsel (since 1996); Attorney (1991-1996) of
                                          Nutter, McClennen & Fish

J. Kendall Huber                          Director, Vice President and General Counsel of First
  Director, Vice President and            Allmerica (since 2000); Vice President (1999) of Promos
  General Counsel                         Hotel Corporation; Vice President & Deputy General Counsel
                                          (1998-1999) of Legg Mason, Inc.; Vice President and Deputy
                                          General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                         Director and Chief Investment Officer (since 1996) and Vice
  Director, Vice President and            President (since 1991) of First Allmerica; Vice President
  Chief Investment Officer                (since 1998) of Allmerica Financial Investment Management
                                          Services, Inc.; and President (since 1995) and Director
                                          (since 1996) of Allmerica Asset Management, Inc.



J. Barry May                              Director (since 1996) of First Allmerica; Director and
  Director                                President (since 1996) of The Hanover Insurance Company; and
                                          Vice President (1993 to 1996) of The Hanover Insurance
                                          Company

James R. McAuliffe                        Director (since 1996) of First Allmerica; Director (since
  Director                                1992), President (since 1994) and Chief Executive Officer
                                          (since 1996) of Citizens Insurance Company of America

Mark C. McGivney                          Vice President (since 1997) and Treasurer (since 2000) of
  Vice President and Treasurer            First Allmerica; Associate, Investment Banking (1996 -1997)
                                          of Merrill Lynch & Co.; Associate, Investment Banking (1995)
                                          of Salomon Brothers, Inc.; Treasurer (since 2000) of
                                          Allmerica Investments, Inc., Allmerica Asset Management,
                                          Inc. and Allmerica Financial Investment Management Services,
                                          Inc.

John F. O'Brien                           Director, President and Chief Executive Officer (since 1989)
  Director and Chairman                   of First Allmerica
  of the Board

Edward J. Parry, III                      Director and Chief Financial Officer (since 1996), Vice
  Director, Vice President                President (since 1993), and Treasurer (1993-2000) of First
  Chief Financial Officer                 Allmerica

Richard M. Reilly                         Director (since 1996) and Vice President (since 1990) of
  Director, President and                 First Allmerica; President (since 1995) of Allmerica
  Chief Executive Officer                 Financial Life Insurance and Annuity Company; Director
                                          (since 1990) of Allmerica Investments, Inc.; and Director
                                          and President (since 1998) of Allmerica Financial Investment
                                          Management Services, Inc.

Robert P. Restrepo, Jr.                   Director and Vice President (since 1998) of First Allmerica;
  Director                                Director (since 1998) of The Hanover Insurance Company;
                                          Chief Executive Officer (1996 to 1998) of Travelers Property
                                          & Casualty; Senior Vice President (1993 to 1996) of Aetna
                                          Life & Casualty Company

Eric A. Simonsen                          Director (since 1996) and Vice President (since 1990) of
  Director and Vice President             First Allmerica; Director (since 1991) of Allmerica
                                          Investments, Inc.; and Director (since 1991) of Allmerica
                                          Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

         NAME                                           ADDRESS                        TYPE OF BUSINESS
         ----                                           -------                        ----------------
AAM Equity Fund                                   440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

AAM Growth &  Income Fund, L.P                    440 Lincoln Street              Limited Partnership
                                                  Worcester MA 01653

Advantage Insurance Network Inc.                  440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management Limited                440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Asset Management, Inc.                  440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653
Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Equity Index Pool                       440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance


Allmerica Financial Benefit Insurance             100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company (formerly known               Worcester MA 01653              insurance, annuities, variable
as SMA Life Assurance Company                                                     annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Special purpose funding vehicle for



                                                  Worcester MA 01653              commercial paper

Allmerica, Inc.                                   440 Lincoln Street              Common employer for Allmerica
                                                  Worcester MA 01653              Financial Corporation entities

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc. (formerly               Worcester MA 01653
known as Allmerica  Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                   440 Lincoln Street              Investment advisory services
Company, Inc.                                     Worcester MA 01653



Allmerica Investments, Inc.                       440 Lincoln Street              Securities, retail broker-dealer
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency            200 Southbridge Parkway         Insurance Agency
Inc. of Alabama                                   Suite 400
                                                  Birmingham, AL 35209

Allmerica Investments Insurance Agency of         14211 Commerce Way              Insurance Agency
Florida, Inc.                                     Miami Lakes, FL 33016

Allmerica Investment Insurance Agency             1455 Lincoln Parkway            Insurance Agency
Inc. of Georgia                                   Suite 300
                                                  Atlanta, GA 30346

Allmerica Investment Insurance Agency             Barkley Bldg-Suite 105          Insurance Agency
Inc. of Kentucky                                  12700 Shelbyville Road
                                                  Louisiana, KY 40423

Allmerica Investments Insurance Agency            631 Lakeland East Drive         Insurance Agency
Inc. of Mississippi                               Flowood, MS 39208

Allmerica Investment Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653

Allmerica Plus Insurance                          440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Property & Casualty                     440 Lincoln Street              Holding Company
Companies, Inc.                                   Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Company
                                                  Worcester MA 01653



Allmerica Services Corporation                    440 Lincoln Street              Internal administrative services
                                                  Worcester MA 01653              provider to Allmerica Financial
                                                                                  Corporation entities

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       100 North Parkway               Premium financing
                                                  Worcester MA 01605

Citizens Corporation                              440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         645 West Grand River            Services management company
                                                  Howell MI 48843

Financial Profiles                                5421 Avenida Encinas            Computer software company
                                                  Carlsbad, CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company (formerly State Mutual Life               Worcester MA 01653              and health insurance company
Assurance Company of America)

First Sterling Limited                            440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

First Sterling Reinsurance Company                440 Lincoln Street              Reinsurance Company
Limited                                           Worcester MA 01653

Greendale Special Placements Fund                 440 Lincoln Street              Massachusetts Grantor Trust
                                                  Worcester MA 01653



The Hanover American Insurance                    100 North Parkway               Multi-line property and casualty
Company                                           Worcester MA 01605              insurance

The Hanover Insurance Company                     100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Hanover Texas Insurance Management                801 East Campbell Road          Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     Richardson TX 75081             Insurance Company

Hanover Lloyd's Insurance Company                 Hanover Lloyd's Insurance       Multi-line property and casualty
                                                  Company                         insurance

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               100 North Parkway               Multi-line property and casualty
                                                  Worcester MA 01605              insurance

Sterling Risk Management Services, Inc.           440 Lincoln Street              Risk management services
                                                  Worcester MA 01653

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of June 30, 2000, there were 6,837 Contact holders of qualified Contracts and 1,964 Contract holders of non-qualified Contracts.

ITEM 28.  INDEMNIFICATION

To the fullest extent permissible under Massachusetts General Laws, no director shall be personally liable to the Company or any policyholder for monetary damages for any breach of fiduciary duty as a director, notwithstanding any provision of law to the contrary; provided, however, that this provision shall not eliminate or limit the liability of a director:

     1. for and breach of the director's duty of loyalty to the Company or its policyholders;

     2. for acts or omissions not in good faith, or which involve intentional misconduct or a knowing violation of law;

     3. for liability, if any, imposed on directors of mutual insurance companies pursuant to M.G.L.A. c. 156B Section 61 or M.G.L.A. c.156B
          Section 62;

     4. for any transactions from which the director derived an improper personal benefit.


ITEM 29.  PRINCIPAL UNDERWRITERS

     a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653

         NAME                                                 POSITION OR OFFICE WITH UNDERWRITER
         ----                                                 -----------------------------------
Margaret L. Abbott                                        Vice President
Emil J. Aberizk, Jr                                       Vice President
Edward T. Berger                                          Vice President and Chief Compliance Officer
Michael J. Brodeur                                        Vice President Operations
Charles F. Cronin                                         Secretary/Clerk
Mark R. Colborn                                           Vice President
Claudia J. Eckels                                         Vice President
Philip L. Heffernan                                       Vice President
J. Kendall Huber                                          Director
Mark C. McGivney                                          Treasurer
William F. Monroe, Jr.                                    President, Director and Chief Executive Officer
David J. Mueller                                          Vice President, Chief Financial Officer, Financial Operations
                                                          Principal and Controller


Stephen Parker                                            Vice President and Director
Richard M. Reilly                                         Director and Chairman of the Board
Eric A. Simonsen                                          Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.  MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Registrant, a separate account of First Allmerica Financial Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 10th day of July, 2000.

                            SEPARATE ACCOUNT VA-K OF
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------
                          Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                                         Date
----------                               -----                                                         ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                       July 10, 2000
--------------------------------------
Warren E. Barnes

Edward J. Parry*                         Director, Vice President and Chief Financial Officer
--------------------------------------

Richard M. Reilly*                       Director and Vice President
--------------------------------------

John F. O'Brien*                         Director, President  and Chief Executive Officer
--------------------------------------

Bruce C. Anderson*                       Director and Vice President
--------------------------------------

Mark R. Colborn*                         Director and Vice President
--------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
--------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
--------------------------------------

J. Barry May*                            Director
--------------------------------------

James R. McAuliffe*                      Director
--------------------------------------

Robert P. Restrepo, Jr.*                 Director and Vice President
--------------------------------------

Eric A. Simonsen*                        Director and Vice President
--------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
--------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(33-71052)

                                  EXHIBIT TABLE

Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants